As filed with the Securities and Exchange Commission on October 25, 1995
                                               Registration No. 33-26417

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                                    FORM N-1A
          REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
                      POST-EFFECTIVE AMENDMENT NO. 7             [X]
                                       and
       REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
                               AMENDMENT NO. 9                      [X]

                               PCS CASH FUND, INC.

      PCS Money Market Portfolio, PCS Tax-Free Money Market Portfolio,
            and PCS Government Obligations Money Market Portfolio
             (Exact Name of Registrant as Specified in Charter)

400 Bellevue Parkway                      Warren J. Olsen, Esq.
Wilmington, DE  19809                     Morgan Stanley Asset Management Inc.
(Address of Principal Executive Offices)  1221 Avenue of the Americas
                                          New York, NY  10020
Registrant's Telephone Number:            (Name and Address of
(302) 791-1700                               Agent for Service)

                                Copy to:


                            RICHARD W. GRANT, ESQUIRE
                          Morgan, Lewis & Bockius LLP
                              2000 One Logan Square
                        Philadelphia, Pennsylvania 19103



It is proposed that this filing will become  effective  (check  appropriate box)
        immediately upon filing pursuant to paragraph (b)
 X      on  November  1, 1995  pursuant to  paragraph  (b)
____
____    60 days after  filing pursuant to paragraph  (a)
____    on (date)  pursuant to paragraph (a) of Rule 485



      CALCULATION OF REGISTRATION FEE UNDER THE SECURITIES ACT OF 1933


Title of Securities             Amount Being       Proposed Maximum
Being Registered                Registered         Offering Price Per Unit

Shares of Common Stock
 PCS Money Market Portfolio    34,017,915 shares       $1 per share
 PCS Government Obligations
 Money Market Portfolio        218,434,303 shares      $1 per share


Title of Securities             Proposed Maximum               Amount of
Being Registered                Aggregate Offering Price(1)    Registration Fee

Shares of Common Stock
 PCS Money Market Portfolio            -                         $100(1)
 PCS Government Obligations
 Money Market Portfolio                -                         $100(1)


 (1) Registrant's PCS Money Market Portfolio had actual aggregate redemptions of 1,273,055,448 shares for its fiscal year ended June 30, 1995, has used 1,239,327,533 of available redemptions for reductions pursuant to Rule 24f- 2(c) under the 1940 Act and has previously used no available redemptions for reductions pursuant to Rule 24e-2(a) of the 1940 Act during the current year. Registrant's PCS Government Money Market Portfolio had actual aggregate redemptions of 2,061,500,115 shares for its fiscal year ended June 30, 1995, has used 1,843,355,812 of available redemptions for reductions pursuant to Rule 24f-2(c) under the 1940 Act and has previously used no available redemptions for reductions pursuant to Rule 24e-2(a) of the 1940 Act during the current year. Registrant elects to use redemptions in the aggregate amount of 33,727,915 shares of its PCS Money Market Portfolio and 218,144,303 shares of its PCS Government Money Market Portfolio for reductions in its current amendment.



Pursuant to Rule 24f-2 under the Investment Company Act of 1940, Registrant has elected to maintain registration of an indefinite number of shares of common stock in each of its three portfolios. Registrant's Rule 24f-2 Notice for the fiscal year ended June 30, 1995 was filed with the Commission on August 23, 1995.

                                 PCS CASH FUND, INC.
                                   November 1, 1995

                                CROSS REFERENCE SHEET

                      (relating to PCS Money Market Portfolio,
                        PCS Tax-Free Money Market Portfolio,
                       PCS Government Obligations Money Market
                                    Portfolio)




Items Required by Form N-1A

                   Information                        Registration
                   Required in a                      Statement
Part A             Prospectus                         Heading


Item 1.  Cover Page                                   Cover Page

Item 2.  Synopsis                                     Introduction; Expense
                                                      Table

Item 3.  Condensed Financial Information              Financial Highlights

Item 4.  General Description of Registrant            Cover Page; Financial
                                                      Highlights; Investment
                                                      Objectives and Policies;
                                                      Description of Shares

Item 5.  Management of the Fund                       Management

Item 5A.  Management's Discussion of Fund Performance      *

Item 6.  Capital Stock and Other Securites            Cover Page; Dividends
                                                      and Distributions;
                                                      Description of Shares

Item 7.  Purchase of Securities Being
           Offered                                    Purchase and Redemption
                                                      of Shares - Purchase
                                                      Procedures and Net Asset
                                                      Value

Item 8.  Redemption or Repurchase                     Purchase and Redemption
                                                      of Shares - Redemption
                                                      of Shares and Net Asset
                                                      Value

Item 9.  Legal Proceedings                               *

Item 10.  Cover Page                                  Cover Page

Item 11.  Table of Contents                           Contents

Item 12.  General Information and History             General; See Prospectus-
                                                      "The Fund"

Item 13.  Investment Objectives and Policies          Investment Objectives
                                                      and Policies


_______________


*    Omitted since the answer is negative or the item is not applicable.



                         Information
                         Required in a
                         Statement of                  Registration
                         Additional                    Statement
Part B                   Information                   Heading


Item 14.  Management of the Fund                       Directors and Officers;
                                                       Investment Advisory,
                                                       Distribution and
                                                       Servicing Arrangements
Item 15.  Control Persons and Principal
            Holders of Securities                      Miscellaneous

Item 16.  Investment Advisory and Other
            Services                                   Investment Advisory,
                                                       Distribution and
                                                       Servicing Arrangements;
                                                       See Prospectus
                                                       -"Management"

Item 17.  Brokerage Allocation and Other
            Practices                                  Portfolio Transactions

Item 18.  Capital Stock and Other
            Securities                                 Additional Description
                                                       Concerning Fund Shares;
                                                       See Prospectus -
                                                       "Dividends and
                                                       Distributions" and
                                                       "Description of Shares"

Item 19.  Purchase, Redemption and Pricing of
            Securities Being Offered                   Purchase and Redemption
                                                       Information; Valuation
                                                       of Shares; See
                                                       Prospectus -"Purchase
                                                       and Redemption of
                                                       Shares" and
                                                       "Distribution of
                                                       Shares"

Item 20.  Tax Status                                   Taxes; See Prospectus
                                                       -"Taxes"

Item 21.  Underwriters                                 Not Applicable

Item 22.  Calculation of Yield Quotations of
            Money Market Funds                         Valuation of Shares

Item 23.  Financial Statements                         Financial Statements




Part C                       Other Information

Information required to be included in Part C is set forth under the appropriate item, so numbered in Part C of this Registration Statement.

                               PCS CASH FUND, INC.









                           --------------------------
                                   PROSPECTUS
                           --------------------------











                           PCS Money Market Portfolio
                           --------------------------

                           PCS Tax-Free
                           Money Market Portfolio
                           --------------------------

                           PCS Government Obligations
                           Money Market Portfolio
                           --------------------------




                                November 1, 1995

No person has been authorized to give any information or to make any representations not contained in this Prospectus or in the Fund's Statement of Additional Information incorporated herein by reference, in connection with the offering made by this Prospectus and, if given or made, such information or representations must not be relied upon as having been authorized by the Fund or its Distributor. This Prospectus does not constitute an offering by the Fund or by the Distributor in any jurisdiction in which such offering may not lawfully be made.


-------------------------------------------------------------------------------
                                    CONTENTS
                                                                      Page
                                                                     ------

Introduction .......................................................    2
Financial Highlights ...............................................    4
Investment Objectives and Policies .................................    6
Purchase and Redemption of Shares ..................................   15
Management .........................................................   19
Distribution of Shares .............................................   20
Dividends and Distributions ........................................   21
Taxes ..............................................................   21
Performance Information ............................................   22
Description of Shares ..............................................   23
Other Information ..................................................   23



                               INVESTMENT ADVISOR
                      Morgan Stanley Asset Management Inc.
                               New York, New York

                                   DISTRIBUTOR
                        Morgan Stanley & Co. Incorporated
                               New York, New York

                                    CUSTODIAN
                                    PNC Bank
                           Philadelphia, Pennsylvania

                          ADMINISTRATOR/TRANSFER AGENT
                                   PFPC, Inc.
                              Wilmington, Delaware

                                     COUNSEL
                             Morgan, Lewis & Bockius LLP
                           Philadelphia, Pennsylvania

                             INDEPENDENT ACCOUNTANTS
                            Coopers & Lybrand L.L.P.
                           Philadelphia, Pennsylvania

-------------------------------------------------------------------------------
                                   PROSPECTUS
-------------------------------------------------------------------------------
                               PCS CASH FUND, INC.

     PCS Cash Fund, Inc. (the "Fund") is a diversified open-end management investment company authorized to offer shares in three Portfolios: a taxable money market portfolio, a tax-free money market portfolio and a U.S. Government obligations money market portfolio. The Fund is currently offering shares of the PCS Money Market Portfolio and the PCS Government Obligations Money Market Portfolio. Shares of the PCS Tax-Free Money Market Portfolio are not currently available. The investment objectives of each investment portfolio described in this Prospectus are as follows:

          PCS MONEY MARKET PORTFOLIO -- to provide as high a level of current interest income as is consistent with maintaining liquidity and stability of principal. It seeks to achieve such objective by investing in high quality, U.S. dollar-denominated money market instruments.

          PCS TAX-FREE MONEY MARKET PORTFOLIO -- to provide as high a level of current interest income exempt from federal income taxes as is consistent with maintaining liquidity and stability of principal. It seeks to achieve such objective by investing substantially all of its assets in a diversified portfolio of high quality, short-term Municipal Obligations. "Municipal Obligations" are obligations issued by or on behalf of states, territories and possessions of the United States, the District of Columbia and their political subdivisions, agencies, instrumentalities and authorities. During periods of normal market conditions, at least 80% of the net assets of the Portfolio will be invested in Municipal Obligations, the interest on which is exempt from the regular federal income tax and is not an item of tax preference for noncorporate shareholders for purposes of the federal alternative minimum tax ("Tax-Exempt Interest").

          PCS GOVERNMENT OBLIGATIONS MONEY MARKET PORTFOLIO -- to provide as high a level of current interest income as is consistent with maintaining liquidity and stability of principal. It seeks to achieve such objective by investing in short-term U.S. Treasury bills, notes and other obligations issued or guaranteed by the U.S. Government or its agencies or instrumentalities, and repurchase agreements relating to such obligations.


     Morgan Stanley & Co. Incorporated acts as sponsor and distributor for the Fund and Morgan Stanley Asset Management Inc. serves as investment advisor for the Fund. PNC Bank, National Association ("PNC Bank") serves as custodian for the Fund and PFPC, Inc. ("PFPC") serves as administrator and transfer and dividend disbursing agent for the Fund.



     This Prospectus contains concise information that a prospective investor needs to know before investing. Please keep it for future reference. A Statement of Additional Information, dated November 1, 1995, has been filed with the Securities and Exchange Commission and is incorporated by reference in this Prospectus. It may be obtained upon request free of charge from the Fund's transfer agent, PFPC, P.O. Box 8950, Wilmington, DE 19899.


 THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND
         EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS
       THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS.
            ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                AN INVESTMENT IN THE FUND IS NEITHER INSURED NOR
                GUARANTEED BY THE UNITED STATES GOVERNMENT. THERE
                 CAN BE NO ASSURANCE THAT ANY PORTFOLIO WILL BE
                  ABLE TO MAINTAIN A STABLE NET ASSET VALUE OF
                                $1.00 PER SHARE.

                 THE DATE OF THIS PROSPECTUS IS NOVEMBER 1, 1995

                                  INTRODUCTION

     PCS Cash Fund, Inc. (the "Fund") is a diversified, open-end management investment company authorized to offer shares in three separate investment portfolios. The Fund's shares (collectively, the "Shares") described in this Prospectus represent interests in one of the following of such investment portfolios: the PCS Money Market Portfolio, the PCS Tax-Free Money Market Portfolio and the PCS Government Obligations Money Market Portfolio.

     The PCS Money Market Portfolio's investment objective is to provide as high a level of current interest income as is consistent with maintaining liquidity and stability of principal. It seeks to achieve such objective by investing in a portfolio of high quality, U.S. dollar-denominated money market instruments. In pursuing its investment objective, the PCS Money Market Portfolio invests in a broad range of government, foreign and domestic bank obligations and commercial obligations that may be available in the money markets.

     The PCS Tax-Free Money Market Portfolio's investment objective is to provide as high a level of current interest income exempt from federal income taxes as is consistent with maintaining liquidity and stability of principal. To achieve this objective, the PCS Tax-Free Money Market Portfolio invests substantially all of its assets in a diversified portfolio of high quality, short-term Municipal Obligations. During periods of normal market conditions, at least 80% of the net assets of the Portfolio will be invested in Municipal Obligations, the interest on which is Tax-Exempt Interest.

     The PCS Government Obligations Money Market Portfolio's investment objective is to provide as high a level of current interest income as is consistent with maintaining liquidity and stability of principal. To achieve its objective, the Portfolio invests exclusively in short-term U.S. Treasury bills, notes and other obligations issued or guaranteed by the U.S. Government or its agencies or instrumentalities, and enters into repurchase agreements relating to such obligations.

     Morgan Stanley & Co. Incorporated (the "Distributor") acts as distributor of the Fund's Shares. The Fund's investment advisor is Morgan Stanley Asset Management Inc. (the "Advisor"). PNC Bank serves as custodian to the Fund and PFPC serves as administrator and transfer and dividend disbursing agent to the Fund.

     An investor may purchase and redeem Shares of any of the Portfolios through an account maintained with his broker or by direct purchases or redemptions. See "Purchase and Redemption of Shares."

     An investment in any of the Portfolios is subject to certain risks, as set forth in detail under "Investment Objectives and Policies." The Fund was created in 1989 and is currently operating two Portfolios: The PCS Money Market Portfolio and the PCS Government Obligations Money Market Portfolio. The PCS Tax-Free Money Market Portfolio is not currently offering shares. Any or all of the Portfolios, to the extent set forth under "Investment Objectives and Policies," may engage in the following investment practices: the use of repurchase agreements and reverse repurchase agreements, the purchase of mortgage-related securities, the purchase of securities on a "when-issued" basis and the purchase of securities on a "forward commitment" basis. All of these transactions involve certain special risks, as set forth under "Investment Objectives and Policies."

     For more detailed information of how to purchase or redeem Shares, please refer to the section of this Prospectus entitled "Purchase and Redemption of Shares."

EXPENSE TABLE
Annual Fund Operating Expenses
   (as a percentage of average net assets)
                                                                                                     PCS GOVERNMENT
                                                                    PCS MONEY       PCS TAX-FREE       OBLIGATIONS
                                                                     MARKET         MONEY MARKET      MONEY MARKET
                                                                    PORTFOLIO         PORTFOLIO         PORTFOLIO
                                                                   ----------       ------------     --------------

Management fees (after fee waivers) .......................            .40%             .14%              .43%
12b-1 fees (after fee waivers).............................            .35              .35               .25
Other Expenses*............................................            .23              .46               .27
                                                                       ---              ---               ---
Net Expenses (after fee waivers)...........................            .98%             .95%              .95%

---------
 * The caption "Other Expenses" does not include extraordinary expenses as determined by use of generally accepted accounting principles.


     The Expense Table is designed to assist an investor in understanding the various costs and expenses that an investor in the Fund will bear directly or indirectly. (For more complete descriptions of the various costs and expenses, see "Management--Investment Advisor," and "Distribution of Shares" below.) The Advisor and the Distributor are voluntarily waiving a portion of their respective fees until such time as they determine that the Fund's performance is competitive with other comparable funds without such waivers. However, such fee waivers are voluntary and may be terminated at any time. There can be no assurance that any future waivers will not vary from the figures reflected in the Expense Table. Absent fee waivers, Management fees would be .45% and 12b-1 fees would be .50% for each Portfolio and Total Operating Expenses would be 1.18% for the PCS Money Market Portfolio, 1.41% for the PCS Tax-Free Money Market Portfolio and 1.22% for the PCS Government Obligations Money Market Portfolio. The percentages shown above representing Annual Fund Operating Expenses are based on net operating expenses for the PCS Money Market Portfolio (.98%) for the fiscal year ended June 30, 1995 and have been restated
to  reflect  current  fees  for  the  PCS  Government Obligations  Money  Market
Portfolio (.95%). The expenses for the PCS Tax-Free Money Market Portfolio, which is not in operation, are estimates.


EXAMPLE

     An investor would pay the following expenses on a $1,000 investment assuming (1) 5% annual return and (2) redemption at the end of each time period. The following example is based on total operating expenses of each Portfolio after fee waivers.

                                                                  1 YEAR       3 YEARS      5 YEARS     10 YEARS
                                                                  ------       -------      -------     --------
PCS Money Market Portfolio.................................         $10          $31          $54         $120
PCS Tax-Free Money Market Portfolio........................         $10          $30          --           --
PCS Government Obligations Money
     Market Portfolio......................................         $10          $30          $53         $117


     The Example assumes that all dividends and distributions are reinvested. Long-term shareholders of the Fund may pay more than the equivalent of the maximum front-end sales charges otherwise permitted by the Rules of Fair Practice of the National Association of Securities Dealers, Inc. (the "NASD"). The foregoing table has not been audited by Coopers & Lybrand L.L.P., the Fund's independent accountants. THE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF FUTURE EXPENSES AND ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.

                              FINANCIAL HIGHLIGHTS

     The  Fund  is  a  diversified,   open-end  management   investment  company
authorized to offer shares in three separate investment portfolios: the PCS Money Market Portfolio, the PCS Tax-Free Money Market Portfolio or the PCS Government Obligations Money Market Portfolio (collectively, the "Portfolios"). The PCS Money Market Portfolio and the PCS Government Obligations Money Market Portfolio are currently in operation. The Fund was incorporated in Maryland on January 5, 1989 and commenced operations of the PCS Money Market Portfolio on August 4, 1989 and of the PCS Government Obligations Money Market Portfolio on March 12, 1992. The financial highlights included in this table have been derived from the Fund's financial statements for the PCS Money Market Portfolio and the PCS Government Obligations Money Market Portfolio for the indicated fiscal periods since operations commenced. These financial statements have been audited by Coopers & Lybrand L.L.P., independent accountants, whose report thereon accompanies the financial statements which appear in the Statement of Additional Information. The financial highlights should be read in conjunction with the financial statements and related notes included in the Statement of Additional Information which can be obtained at no charge by calling the Fund at
(800) 533-7719.

                           PCS MONEY MARKET PORTFOLIO

                                                                                          FOR THE PERIOD
                                                                                          AUGUST 4, 1989
                                              FOR THE YEAR ENDED JUNE 30,                 (COMMENCEMENT
                             ----------------------------------------------------------   OF OPERATIONS)
                               1995        1994        1993         1992         1991    TO JUNE 30, 1990
                             -------     -------     --------     --------     --------  ----------------
NET ASSET VALUE,
   BEGINNING OF PERIOD .     $  1.00     $  1.00     $   1.00     $   1.00     $   1.00     $   1.00
                             -------     -------     --------     --------     --------     ---------
Income from investment
   operations:
   Net investment income       .0446       .0246        .0243        .0402        .0652        .0690
   Net realized gains on
      investments ......       .0001        --          .0001           --           --           --
Less dividends to
   shareholders from:
   Net investment income      (.0446)     (.0246)      (.0243)      (.0402)      (.0652)      (.0690)
   Net realized gains ..      (.0001)       --         (.0001)          --           --           --
                             -------     -------     --------     --------     --------     ---------
NET ASSET VALUE,
   END OF PERIOD .......     $  1.00     $  1.00     $   1.00     $   1.00     $   1.00     $   1.00
                             =======     =======     ========     ========     ========     =========
Total return ...........        4.55%       2.49%        2.47%        4.11%        6.72%        7.12%(c)
Ratio of expenses to
   average net assets ..      .98%(b)     .98%(b)      .98%(b)      .98%(b)      .98%(b)      .98%(a)(b)
Ratio of net investment
   income to average
   net assets ..........     4.45%(b)    2.45%(b)     2.44%(b)     3.97%(b)     6.40%(b)     7.53%(a)(b)
Net assets at end of
   period (000) ........     $171,515    $176,599    $156,310     $190,034     $140,594     $76,463

------------
(a)  Annualized.
(b) Without the voluntary waiver of advisory and distribution fees, the ratio of expenses to average net assets would have been 1.18%, 1.19%, 1.20%, 1.27%, 1.27% and 1.48% (annualized), respectively. The ratio of net investment income to average net assets would have been 4.25%, 2.24%, 2.22%, 3.68%, 6.11% and 7.03% (annualized), respectively. (c) Not annualized. Total return, if on annualized basis, would have been 7.90%.


                PCS GOVERNMENT OBLIGATIONS MONEY MARKET PORTFOLIO

                                                                                  FOR THE PERIOD
                                                                                  MARCH 12, 1992
                                               FOR THE YEAR ENDED JUNE 30,        (COMMENCEMENT
                                          ----------------------------------      OF OPERATIONS)
                                            1995         1994         1993       TO JUNE 30, 1992
                                          --------     --------     --------    -----------------
NET ASSET VALUE, BEGINNING OF PERIOD ..   $   1.00     $   1.00     $   1.00       $   1.00
                                          --------     --------     --------       --------
Income from investment operations:
   Net investment income ..............      .0448        .0243        .0246          .0094
   Net realized gains on investments ..       --          .0011        .0002           --
Less dividends to shareholders from:
   Net investment income ..............     (.0448)      (.0243)      (.0246)        (.0094)
   Net realized gains .................       --         (.0011)      (.0002)          --
                                          --------     --------     --------       --------
NET ASSET VALUE, END OF PERIOD ........   $   1.00     $   1.00     $   1.00       $   1.00
                                          ========     ========     ========       ========
Total return ..........................       4.58%        2.45%        2.51%          0.94%(c)
Ratio of expenses to average net assets        .95%(b)      .95%(b)      .95%(b)        .95%(a)(b)
Ratio of net investment income to
average net assets ....................       4.61%(b)     2.40%(b)     2.50%(b)       3.07%(a)(b)
Net assets at end of period (000) .....   $ 67,505     $102,551     $101,736       $269,627

--------

(a)  Annualized.

(b) Without the voluntary waiver of advisory and distribution fees, the ratio of expenses to average net assets would have been 1.12%, 1.22%, 1.19% and 1.29% annualized, and the ratio of net investment income to average net assets would have been 4.44%, 2.13%, 2.26% and 2.73% annualized. (c) Not annualized. Total return, if on annualized basis, would have been 3.16%.


                       INVESTMENT OBJECTIVES AND POLICIES

PCS MONEY MARKET PORTFOLIO

     The PCS Money Market Portfolio's investment objective is to provide as high a level of current interest income as is consistent with maintaining liquidity and stability of principal. Portfolio obligations held by the PCS Money Market Portfolio have remaining maturities of 397 days or less (except that portfolio securities which are subject to repurchase agreements may bear maturities exceeding 397 days). In pursuing its investment objective, the PCS Money Market Portfolio invests in a broad range of U.S. dollar-denominated instruments, such as government, bank and commercial obligations, that may be available in the money markets and that satisfy strict credit quality standards imposed by the Portfolio in accordance with applicable law ("Money Market Instruments"). The following descriptions illustrate the types of Money Market Instruments in which the PCS Money Market Portfolio invests.

     BANK OBLIGATIONS. The Portfolio may purchase bank obligations, such as certificates of deposit, bankers' acceptances and time deposits, including U.S. dollar-denominated instruments issued or supported by the credit of U.S. or foreign banks or savings institutions having total assets at the time of purchase in excess of $1 billion. The Portfolio may invest substantially in U.S. dollar-denominated obligations of foreign banks or foreign branches of U.S. banks where the Advisor deems the instrument to present minimal credit risks and to otherwise satisfy applicable quality standards. Such investments may nevertheless entail risks that are different from those of investments in domestic obligations of U.S. banks due to differences in political, regulatory and economic systems and conditions. These risks may include future unfavorable political and economic developments, possible withholding taxes on interest income, seizure or nationalization of foreign deposits, currency controls, interest limitations, or other governmental restrictions which might affect the payment of principal or interest on the securities held in a Portfolio. Additionally, these institutions may be subject to less stringent reserve requirements and to different accounting, auditing, reporting and recordkeeping requirements than those applicable to domestic branches of U.S. banks. The Portfolio may also make interest-bearing savings deposits in commercial and savings banks in amounts not in excess of 5% of its total assets.


     COMMERCIAL PAPER. The Portfolio may purchase commercial paper rated (at the time of purchase) "A-1" by Standard & Poor's Ratings Group ("S&P") or "Prime-1" by Moody's Investors Service, Inc. ("Moody's") or, when deemed advisable by the Advisor and to the extent permitted under applicable regulations, limited amounts of "high quality" issues rated "A-2" or "Prime-2" by S&P or Moody's, respectively. The Portfolio may also purchase unrated commercial paper provided that such paper is determined by the Advisor to be of comparable quality pursuant to guidelines approved by the Fund's Board of Directors.

     VARIABLE RATE DEMAND NOTES. The Portfolio may purchase variable rate demand notes, which are unsecured instruments that permit the indebtedness thereunder to vary and provide for periodic adjustment in the interest rate. Although the notes are not normally traded and there may be no active secondary market in the notes, the Portfolio will be able (at any time or during the specified periods not exceeding 397 days, depending upon the note involved) to demand payment of the principal of a note. The notes are not typically rated by credit rating agencies, but issuers of variable rate demand notes must satisfy the same criteria as set forth above for issuers of commercial paper. If an issuer of a variable rate demand note defaulted on its payment obligation, the Portfolio might be unable to dispose of the note because of the absence of an active secondary market. For this or other reasons, the Portfolio might suffer a loss to the extent of the default. The Portfolio invests in variable rate demand notes only when the Advisor deems the investment to involve minimal credit risk and to otherwise satisfy applicable quality standards. The Advisor also monitors the continuing creditworthiness of issuers of such notes to determine whether the Portfolio should continue to hold such notes.

     REPURCHASE AGREEMENTS. The Portfolio may agree to purchase Money Market Instruments from financial institutions subject to the seller's agreement to repurchase them at an agreed upon time and price ("repurchase agreements"). The securities held subject to a repurchase agreement may have stated maturities exceeding 397 days, provided the repurchase agreement itself matures in less than 397 days. The financial institutions with whom the Portfolio may enter into repurchase agreements will be banks that are the issuers of securities acceptable for purchase by the Portfolio and non-bank dealers of U.S. Government securities that are listed on the Federal Reserve Bank of New York's list of reporting dealers. The Portfolio will enter into repurchase agreements with sellers that the Advisor considers creditworthy under criteria approved by the Board of Directors. The seller under a repurchase agreement will be required to maintain the value of the securities subject to the agreement at not less than the repurchase price. The Advisor will mark to market daily the value of the securities, and will, if necessary, require the seller to maintain additional securities, to ensure that the value is not less than the repurchase price. Default by the seller would, however, expose the Portfolio to possible loss because of adverse market action or delays in connection with the disposition of the underlying obligations.

     U.S. GOVERNMENT OBLIGATIONS. The Portfolio may purchase obligations issued or guaranteed by the U.S. Government or its agencies and instrumentalities. Obligations of certain agencies and instrumentalities of the U.S. Government are backed by the full faith and credit of the United States. These securities include U.S. Treasury Securities, obligations of the Government National Mortgage Association ("GNMA"), the Farmers Home Administration, and the Export-Import Bank. Others are backed by the right of the issuer to borrow from the U.S. Treasury or are backed only by the credit of the agency or instrumentality issuing the obligations; some examples of agencies or instrumentalities issuing these obligations are the Federal Farm Credit System and the Federal Home Loan Banks.

     MORTGAGE-BACKED SECURITIES. Mortgage loans made by banks, savings and loan institutions, and other lenders are often assembled into pools, the interests in which are issued and guaranteed by an agency or instrumentality of the U.S. Government, though not necessarily by the U.S. Government itself. Interests in such pools are what this Prospectus calls "mortgage-backed securities."

     One such type of mortgage-backed security in which the Portfolio may invest is a Government National Mortgage Association ("GNMA") Certificate. GNMA Certificates are backed as to the timely payment of principal and interest by the full faith and credit of the U.S. Government. Another type is a Federal National Mortgage Association ("FNMA") Certificate. Principal and interest payments on FNMA Certificates are guaranteed only by FNMA itself, not by the full faith and credit of the U.S. Government. A third type of mortgage-backed security in which the Portfolio may invest is a Federal Home Loan Mortgage Association ("FHLMC") Participation Certificate. This type of security is guaranteed by FHLMC as to timely payment of principal and interest but, like a FNMA security, it is not guaranteed by the full faith and credit of the U.S. Government. For a further discussion of GNMA, FNMA and FHLMC, see "Mortgage-Related Debt Securities" in the Statement of Additional Information.

     Each of the mortgage-backed securities described above is characterized by monthly payments to the security holder, reflecting the monthly payments made by the mortgagors of the underlying mortgage loans. The payments to the security holders (such as the Portfolio), like the payments on the underlying loans, represent both principal and interest. Although the underlying mortgage loans are for specified periods of time, such as twenty or thirty years, the borrowers can, and typically do, repay them sooner. Thus, the security holders frequently receive prepayments of principal, in addition to the principal which is part of the regular monthly payments. A borrower is more likely to prepay a mortgage which bears a relatively high rate of interest. This means that, in times of declining interest rates, some of the Portfolio's higher yielding securities might be repaid and thereby converted to cash and the Portfolio will be forced to accept lower interest rates when that cash is used to purchase additional securities. The Portfolio normally will not distribute principal payments (whether regular or prepaid) to its shareholders. Interest received by the Portfolio will, however, be distributed to shareholders in the form of dividends.

     REVERSE REPURCHASE AGREEMENTS. The Portfolio may enter into reverse repurchase agreements with respect to portfolio securities. At the time the Portfolio enters into a reverse repurchase agreement, it will place in a segregated custodial account liquid assets such as U.S. Government securities or other liquid high grade debt securities having a value equal to or greater than the repurchase price (including accrued interest) and will subsequently monitor the account to ensure that such value is maintained. Reverse repurchase agreements involve the risk that the market value of the securities sold by the Portfolio may decline below the price of the securities the Portfolio is obligated to repurchase. The Portfolio's investment of the proceeds of a reverse repurchase agreement is the speculative factor known as leverage. The Portfolio may enter into a reverse repurchase agreement only if the interest income from the investment of the proceeds is greater than the interest expense of the transaction and the proceeds are invested for a period no longer than the term of the agreement. The Portfolio will enter into reverse repurchase agreements with banks and broker dealers that the Advisor considers creditworthy under criteria approved by the Board of Directors. Reverse repurchase agreements are considered to be borrowings by the Portfolio under the Investment Company Act of 1940, as amended (the "1940 Act").

     MUNICIPAL OBLIGATIONS. In addition, the Portfolio may, when deemed appropriate by the Advisor in light of the Portfolio's investment objective, invest without limitation in high quality, short-term Municipal Obligations issued by state and local governmental issuers, the interest on which may be taxable or tax-exempt for federal income tax purposes, provided that such obligations carry yields that are competitive with those of other types of Money Market Instruments of comparable quality. For a more complete discussion of Municipal Obligations, see "Investment Objectives and Policies." In addition, the Portfolio may acquire "stand-by commitments" with respect to Municipal Obligations held in its portfolio. Under a stand-by commitment, a dealer would agree to purchase at the Portfolio's option specified Municipal Obligations at a specified price. The acquisition of a stand-by commitment may increase the cost, and thereby reduce the yield, of the Municipal Obligation to which such commitment relates. The Portfolio will acquire stand-by commitments solely to facilitate portfolio liquidity and does not intend to exercise its rights thereunder for trading purposes.

     WHEN-ISSUED SECURITIES. The Portfolio may purchase portfolio securities on a "when-issued" basis. When-issued securities are securities purchased for delivery beyond the normal settlement date at a stated price and yield. The Portfolio will generally not pay for such securities or start earning interest on them until they are received. Securities purchased on a when-issued basis are recorded as an asset at the time the commitment is entered into and are subject to changes in value prior to delivery based upon changes in the general level of interest rates. The Portfolio expects that commitments to purchase when-issued securities will not exceed 25% of the value of its total assets absent unusual market conditions. The Portfolio does not intend to purchase when-issued securities for speculative purposes but only in furtherance of its investment objective.

     LENDING OF SECURITIES. The Portfolio may also lend its portfolio securities to financial institutions in accordance with the investment restrictions described below. Such loans would involve risks of delay in receiving additional collateral in the event the value of the collateral decreased below the value of the securities loaned or of delay in recovering the securities loaned or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans will be made only to borrowers deemed by the Advisor to be of good standing and only when, in the Advisor's judgment, the income to be earned from the loans justifies the attendant risks.

     The Portfolio will limit its purchase of illiquid obligations to 10% of the value of the Portfolio's total assets. Illiquid obligations include any time deposits with maturities longer than seven days, securities with restrictions on dispositions, repurchase agreements with maturities greater than seven days, variable rate demand notes that cannot be disposed of promptly within seven business days and in the usual course of business without taking a reduced price and other securities the Advisor determines are illiquid.

     The PCS Money Market Portfolio's investment objective and policies described above are not fundamental and may be changed by the Fund's Board of Directors without the affirmative vote of the holders of a majority of all outstanding Shares representing interests in the Portfolio. Such changes may result in investment objectives which differ from those described above. There is no assurance that the investment objective of the PCS Money Market Portfolio will be achieved. The Portfolio may not, however, change the investment limitations summarized below without such a vote of shareholders. (A more detailed description of the following investment limitations, together with other investment limitations that cannot be changed without a vote of shareholders, is contained in the Statement of Additional Information under "Investment Objectives and Policies.")

The PCS Money Market Portfolio may not:

          1. Purchase any securities other than Money Market Instruments but the Portfolio may make interest-bearing savings deposits in amounts not in excess of 5% of the value of the Portfolio's assets and may make time deposits.

          2. Borrow money, except that the Fund may (a) borrow from banks for temporary purposes and in amounts not in excess of 10% of the value of the Portfolio's assets at the time of such borrowing, and (b) invest in reverse repurchase agreements, provided that no borrowing pursuant to (a) and (b) is permitted unless, after such borrowing, there is asset coverage of at least 300% for all borrowings of the Portfolio; or mortgage, pledge or hypothecate any of its assets except in connection with any such borrowing and in amounts not in excess of 10% of the value of the Portfolio's assets at the time of such borrowing; or purchase portfolio securities while borrowings in excess of 5% of the Portfolio's net assets are outstanding. (With the exception of investments in reverse repurchase agreements in certain instances, this borrowing provision is not for investment leverage, but solely to facilitate management of the Portfolio's securities by enabling the Portfolio to meet redemption requests where the liquidation of portfolio securities is deemed to be disadvantageous or inconvenient.)

          3. Make loans except that the Portfolio may purchase or hold debt obligations in accordance with its investment objective, policies and limitations, may enter into repurchase agreements for securities, and may lend portfolio securities against collateral, consisting of cash or securities which are consistent with the Portfolio's permitted investments, which is equal at all times to at least 100% of the value of the securities loaned. There is no investment restriction on the amount of securities that may be loaned.

          4. Purchase any securities which would cause 25% or more of the value of its total assets at the time of such purchase to be invested in the securities of one or more issuers conducting their principal business activities in the same industry, provided that there is no limitation with respect to investments in securities issued or guaranteed by the U.S. Government or its agencies and instrumentalities or in obligations of U.S. banks or their domestic branches.

          5. Purchase securities of any one issuer, other than securities issued or guaranteed by the U.S. Government or its agencies and instrumentalities, if immediately after and as a result of such purchase more than 5% of the value of its total assets would be invested in the securities of such issuer, or more than 10% of the outstanding voting securities of such issuer would be owned by the Portfolio, except that up to 25% of the value of the Portfolio's total assets may be invested without regard to such 5% limitation. Under applicable regulations, however, the Portfolio may invest more than 5% of its assets in any one issuer for no more than three days.

PCS TAX-FREE MONEY MARKET PORTFOLIO

     The PCS Tax-Free Money Market Portfolio's investment objective is to provide as high a level of current interest income exempt from federal income taxes as is consistent with maintaining liquidity and relative stability of principal. The PCS Tax-Free Money Market Portfolio invests substantially all of its assets in a diversified portfolio of high quality, short-term Municipal Obligations, the interest on which, in the opinion of bond counsel or counsel to the issuer, as the case may be, is exempt from the regular federal income tax. During periods of normal market conditions, at least 80% of the net assets of the PCS Tax-Free Money Market Portfolio will be invested in short-term Municipal Obligations, the interest on which is Tax-Exempt Interest. All portfolio investments must satisfy strict credit quality standards imposed by the Portfolio in accordance with applicable law.

     MUNICIPAL OBLIGATIONS. The Portfolio invests in short-term Municipal Obligations which are determined by the Advisor to present minimal credit risks and to otherwise satisfy applicable quality standards pursuant to guidelines established by the Fund's Board of Directors and which at the time of purchase are considered to be of "high quality" -- e.g., rated "AA" or higher by S&P or "Aa" or higher by Moody's in the case of bonds; rated "SP-1" by S&P or "MIG-1" by Moody's in the case of notes; rated "VMIG-1" by Moody's in the case of variable rate demand notes; or rated "A-1" by S&P or "Prime-1" by Moody's in the case of tax-exempt commercial paper. In addition, the Portfolio may invest in limited amounts of "high quality" notes and tax-exempt commercial paper rated "MIG-2," "VMIG-2," or "Prime-2" by Moody's or "A-2" by S&P if deemed advisable by the Advisor. The Portfolio may also purchase securities that are unrated at the time of purchase provided that the securities are determined to be of comparable quality by the Advisor pursuant to guidelines approved by the Fund's Board of Directors. The applicable Municipal Obligations ratings are described in the Appendix to the Statement of Additional Information.

     The Portfolio may hold uninvested cash reserves pending investment during temporary defensive periods or if, in the opinion of the Advisor, suitable obligations bearing Tax-Exempt Interest are unavailable. There is no percentage limitation on the amount of assets which may be held uninvested during temporary defensive periods. Uninvested cash reserves will not earn income.

     The two principal classifications of Municipal Obligations are "general obligation" securities and "revenue" securities. General obligation securities are secured by the issuer's pledge of its full faith, credit and taxing power for the payment of principal and interest. Revenue securities are payable only from the revenues derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise tax or other specific excise tax or other specific revenue source such as the user of the facility being financed. Revenue securities include private activity bonds which are not payable from the unrestricted revenues of the issuer. Consequently, the credit quality of private activity bonds is usually directly related to the credit standing of the corporate user of the facility involved. Municipal Obligations may also include "moral obligation" bonds, which are normally issued by special purpose public authorities. If the issuer of moral obligation bonds is unable to meet its debt service obligations from current revenues, it may draw on a reserve fund, the restoration of which is a moral commitment but not a legal obligation of the state or municipality which created the issuer.

     Municipal Obligations may include variable rate demand notes. Such notes are frequently not rated by credit rating agencies, but unrated notes purchased by the Portfolio will have been determined by the Advisor to be of comparable quality at the time of the purchase to rated instruments purchasable by the Portfolio. Where necessary to ensure that a note is of "high quality," the Portfolio will require that the issuer's obligation to pay the principal of the note be backed by an unconditional bank letter or line of credit, guarantee or commitment to lend. While there may be no active secondary market with respect to a particular variable rate demand note purchased by a Portfolio, the Portfolio may, upon the notice specified in the note, demand payment of the principal of the note at any time or during specified periods not exceeding 397 days, depending upon the instrument involved. The absence of such an active secondary market, however, could make it difficult for the Portfolio to dispose of a variable rate demand note if the issuer defaulted on its payment obligation or during the periods that the Portfolio is not entitled to exercise its demand rights. The Portfolio could, for this or other reasons, suffer a loss to the extent of the default. The Portfolio invests in variable rate demand notes only when the Portfolio's Advisor deems the investment to involve minimal credit risk and to otherwise satisfy applicable quality standards. The Advisor also monitors the continuing creditworthiness of issuers of such notes to determine whether the Portfolio should continue to hold such notes.

     Current federal tax law limits the types and volume of bonds qualifying for the federal income tax exemption of interest. Such limitations may have an effect on the ability of the Portfolio to purchase sufficient amounts of tax-exempt securities. In addition, interest on certain bonds, although exempt from the regular federal income tax, may be subject to alternative minimum tax. See the discussion below under "Taxes" and the Statement of Additional Information.

     Although the PCS Tax-Free Money Market Portfolio may invest more than 25% of its net assets in (i) Municipal Obligations whose issuers are in the same state, (ii) Municipal Obligations the interest on which is paid solely from revenues of similar projects, and (iii) private activity bonds bearing Tax-Exempt Interest, it does not currently intend to do so on a regular basis. To the extent the PCS Tax-Free Money Market Portfolio's assets are concentrated in Municipal Obligations that are payable from the revenues of similar projects or are issued by issuers located in the same state, the Portfolio will be subject to the peculiar risks presented by the laws and economic conditions relating to such states or projects to a greater extent than it would be if its assets were not so concentrated.

     WHEN-ISSUED SECURITIES. The Portfolio may also purchase portfolio securities on a "when-issued" basis. When-issued securities are securities purchased for delivery beyond the normal settlement date at a stated price and yield. The Portfolio will generally not pay for such securities or start earning interest on them until they are received. Securities purchased on a when-issued basis are recorded as an asset at the time the commitment is entered into and are subject to changes in value prior to delivery based upon changes in the general level of interest rates. The Portfolio expects that commitments to purchase when-issued securities will not exceed 25% of the value of its total assets absent unusual market conditions. The Portfolio does not intend to purchase when-issued securities for speculative purposes but only in furtherance of its investment objective.

     STAND-BY COMMITMENTS. The Portfolio may acquire "stand-by commitments" with respect to Municipal Obligations held in its portfolio. Under a stand-by commitment, a dealer would agree to purchase at the Portfolio's option specified Municipal Obligations at a specified price. The acquisition of a stand-by commitment may increase the cost, and thereby reduce the yield, of the Municipal Obligation to which such commitment relates. The Portfolio will acquire stand-by commitments solely to facilitate portfolio liquidity and does not intend to exercise its rights thereunder for trading purposes.

     The Portfolio will not purchase securities with restrictions on disposition or other securities which in the opinion of the Advisor are illiquid if, as a result, more than 10% of the value of the Portfolio's total assets will be illiquid. For this purpose, variable rate demand notes that can not be disposed of promptly within seven business days and in the usual course of business without taking a reduced price are considered illiquid.

     The PCS Tax-Free Money Market Portfolio's investment objective and the policies described above are not fundamental and may be changed by the Fund's Board of Directors without the affirmative vote of the holders of a majority of the PCS Tax-Free Money Market Portfolio's outstanding shares. Such changes may result in investment objectives which differ from those described above. There is no assurance that the investment objective of the PCS Tax-Free Money Market Portfolio will be achieved. The PCS Tax-Free Money

Market Portfolio may not, however, change the following investment limitations without such a vote of shareholders. (A more detailed description of the following investment limitations, together with other investment limitations that cannot be changed without a vote of shareholders, is contained in the Statement of Additional Information under "Investment Objectives and Policies.")

     The PCS Tax-Free Money Market Portfolio may not:

          1. Purchase the securities of any issuer, other than securities issued or guaranteed by the U.S. Government or its agencies and instrumentalities, if immediately after and as a result of such purchase more than 5% of the value of the Portfolio's assets would be invested in the securities of such issuer or more than 10% of the outstanding voting securities of such issuer would be owned by the Portfolio, except that up to 25% of the value of the Portfolio's assets may be invested without regard to this 5% limitation. Under applicable regulations, however, the Portfolio may invest more than 5% of its assets in any one issuer for no more than three days.

          2. Borrow money, except from banks for temporary purposes and then in amounts not in excess of 10% of the value of the Portfolio's assets at the time of such borrowing, and only if after such borrowing there is asset coverage of at least 300% for all borrowings of the Portfolio; or mortgage, pledge or hypothecate any of its assets except in connection with any such borrowing and in amounts not in excess of 10% of the value of the Portfolio's assets at the time of such borrowing; or purchase portfolio securities while borrowings in excess of 5% of the Portfolio's net assets are outstanding. (With the exception of reverse repurchase agreements in certain instances, this borrowing provision is not for investment leverage, but solely to facilitate management of the Portfolio's securities by enabling the Portfolio to meet redemption requests where the liquidation of portfolio securities is deemed to be disadvantageous or inconvenient.)

          3. Purchase any securities which would cause, at the time of purchase, more than 25% of the value of the total assets of the Portfolio to be invested in the obligations of issuers in the same industry.

     In addition, without the affirmative vote of the holders of a majority of the Portfolio's outstanding shares, the Portfolio may not change its policy of investing during normal market conditions at least 80% of its net assets in obligations the interest on which is Tax-Exempt Interest.


PCS GOVERNMENT OBLIGATIONS MONEY MARKET PORTFOLIO

     The PCS Government Obligations Money Market Portfolio's investment objective is to provide as high a level of current interest income as is consistent with maintaining liquidity and stability of principal. It seeks to achieve such objective by investing in short-term U.S. Treasury bills, notes and other obligations issued or guaranteed by the U.S. Government or it agencies or instrumentalities, and entering into repurchase agreements relating to such obligations. Purchases of portfolio securities must satisfy strict credit quality standards imposed by the Portfolio in accordance with applicable law. The types of U.S. Government obligations in which the Portfolio may invest include a variety of U.S. Treasury obligations, which differ only in their interest rates, maturities, and time of issuance, and obligations issued or guaranteed by the U.S. Government or its agencies or instrumentalities, including mortgage-related securities. Obligations of certain agencies and instrumentalities of the U.S. Government, such as the Government National Mortgage Association and the Export-Import Bank of the United States, are supported by the full faith and credit of the U.S. Treasury; others, such as those of the Federal National Mortgage Association, are supported by the right of the issuer to borrow from the Treasury; others, such as those of the Student Loan Marketing Association, are supported by the discretionary authority of the U.S. Government to purchase the agency's obligations; still others, such as those of the Federal Farm Credit

Banks or the Federal Home Loan Mortgage Corporation, are supported only by the credit of the instrumentality. No assurance can be given that the U.S. Government would provide financial support to U.S. Government-sponsored agencies or instrumentalities if it is not obligated to do so under law. The Portfolio will invest in the obligations of such agencies or instrumentalities only when the Advisor believes that the credit risk with respect thereto is minimal and that applicable quality standards have been satisfied.

     Securities issued or guaranteed by the U.S. Government, its agencies and instrumentalities have historically involved little risk of loss of principal if held to maturity. However, due to fluctuations in interest rates, the market value of such securities may vary during the period a shareholder owns Shares representing an interest in the Portfolio. Certain government securities held by the Portfolio may have remaining maturities exceeding 397 days if such securities provide for adjustments in their interest rates not less frequently than annually and the adjustments are sufficient to cause the securities to have market values, after adjustment, which approximate their par values.

     REPURCHASE AGREEMENTS. The Portfolio may agree to purchase government securities from financial institutions subject to the seller's agreement to repurchase them at an agreed upon time and price ("repurchase agreements"). The securities held subject to a repurchase agreement may have stated maturities exceeding 397 days, provided the repurchase agreement itself matures in less than 397 days. The financial institutions with whom the Portfolio may enter into repurchase agreements will be banks that are the issuers of securities acceptable for purchase by the Portfolio and non-bank dealers of U.S. Government securities that are listed on the Federal Reserve Bank of New York's list of reporting dealers. The Advisor will consider the creditworthiness of a seller in determining whether to have the Portfolio enter into a repurchase agreement. The seller under a repurchase agreement will be required to maintain the value of the securities subject to the agreement at not less than the repurchase price. The Advisor will mark to market daily the value of the securities, and will, if necessary, require the seller to maintain additional securities, to ensure that the value is not less than the repurchase price. Default by or bankruptcy of the seller would, however, expose the Portfolio to possible loss because of adverse market action or delay in connection with the disposition of the underlying obligations.

     REVERSE REPURCHASE AGREEMENTS. The Portfolio may enter into reverse repurchase agreements with respect to portfolio securities. At the time the Portfolio enters into a reverse repurchase agreement, it will place in a segregated custodial account liquid assets such as U.S. Government securities or other liquid high grade debt securities having a value equal to or greater than the repurchase price (including accrued interest) and will subsequently monitor the account to ensure that such value is maintained. Reverse repurchase agreements involve the risk that the market value of the securities sold by the Portfolio may decline below the price of the securities the Portfolio is obligated to repurchase. The Portfolio's investment of the proceeds of a reverse repurchase agreement is the speculative factor known as leverage. The Portfolio may enter into a reverse repurchase agreement only if the interest income from the investment of the proceeds is greater than the interest expense of the transaction and the proceeds are invested for a period no longer than the term of the agreement. The Portfolios will enter into reverse repurchase agreements with banks and broker dealers that the Advisor considers creditworthy under criteria approved by the Board of Directors. Reverse repurchase agreements are considered to be borrowings by the Portfolio under the 1940 Act.

MORTGAGE-BACKED SECURITIES. Mortgage loans made by banks, savings and loan institutions, and other lenders are often assembled into pools, the interests in which are issued and guaranteed by an agency or instrumentality of the U.S. Government, though not necessarily by the U.S. Government itself. Interests in such pools are what this Prospectus calls "mortgage-backed securities."

     One such type of mortgage-backed security in which the Portfolio may invest is a Government National Mortgage Association ("GNMA") Certificate. GNMA Certificates are backed as to the timely payment of principal and interest by the full faith and credit of the U.S. Government. Another type is a Federal National

Mortgage Association ("FNMA") Certificate. Principal and interest payments on FNMA Certificates are guaranteed only by FNMA itself, not by the full faith and credit of the U.S. Government. A third type of mortgage-backed security in which the Portfolio may invest is a Federal Home Loan Mortgage Association ("FHLMC") Participation Certificate. This type of security is guaranteed by FHLMC as to timely payment of principal and interest but, like FNMA security, it is not guaranteed by the full faith and credit of the U.S. Government. For a further discussion of GNMA, FNMA and FHLMC, see "Mortgage-Related Debt Securities" in the Statement of Additional Information.

     Each of the mortgage-backed securities described above is characterized by monthly payments to the security holder, reflecting the monthly payments made by the mortgagors of the underlying mortgage loans. The payments to the security holders (such as the Portfolio), like the payments on the underlying loans, represent both principal and interest. Although the underlying mortgage loans are for specified periods of time, such as twenty or thirty years, the borrowers can, and typically do, repay them sooner. Thus, the security holders frequently receive prepayments of principal, in addition to the principal which is part of the regular monthly payments. A borrower is more likely to prepay a mortgage which bears a relatively high rate of interest. This means that, in times of declining interest rates, some of the Portfolio's higher yielding securities might be repaid and thereby converted to cash and the Portfolio will be forced to accept lower interest rates when that cash is used to purchase additional securities. The Portfolio normally will not distribute principal payments (whether regular or prepaid) to its shareholders. Interest received by the Portfolio will, however, be distributed to shareholders in the form of dividends.

     LENDING OF SECURITIES. The Portfolio may also lend its portfolio securities to financial institutions in accordance with the investment restrictions described below. Such loans would involve risks of delay in receiving additional collateral in the event the value of the collateral decreased below the value of the securities loaned or of delay in recovering the securities loaned or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans will be made only to borrowers deemed by the Advisor to be of good standing and only when, in the Advisor's judgment, the income to be earned from the loans justifies the attendant risks.

     The Portfolio will limit its purchase of illiquid securities, including repurchase agreements with maturities in excess of seven days, securities with restrictions on disposition and other instruments in the Portfolio which are considered illiquid, to 10% of the Portfolio's total assets.

     The PCS Government Obligations Money Market Portfolio's investment objective and policies described above are not fundamental and may be changed by the Fund's Board of Directors without the affirmative vote of the holders of a majority of the Portfolio's outstanding shares. Such changes may result in investment objectives which differ from those described above. There is no assurance that the investment objective of the PCS Government Obligations Money Market Portfolio will be achieved. The investment limitations summarized below may not be changed, however, without such a vote of shareholders. (A more detailed description of the following investment limitations is contained in the Statement of Additional Information under "Investment Objectives and Policies.")

The PCS Government Obligations Money Market Portfolio may not:

          1. Purchase securities other than U.S. Treasury bills, notes and other obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities, and repurchase agreements relating to such obligations.

          2. Borrow money, except from banks for temporary purposes, and except for reverse repurchase agreements, and then in an amount not exceeding 10% of the value of the Portfolio's total assets, and only if after such borrowing there is asset coverage of at least 300% for all borrowings of the Portfolio; or mortgage, pledge or hypothecate its assets except in connection with any such borrowing and in amounts not in excess of 10% of the value of the Portfolio's assets at the time of such borrowing; or purchase portfolio securities while borrowings in excess of 5% of the Portfolio's net assets are outstanding. (With the exception of investments in reverse repurchase agreements in certain instances, this borrowing provision is not for investment leverage, but solely to facilitate management of the Portfolio by enabling the Portfolio to meet redemption requests where liquidation of Portfolio securities is deemed to be inconvenient or disadvantageous.)

          3. Make loans except that the Portfolio may purchase or hold debt obligations in accordance with its investment objective, policies and limitations, may enter into repurchase agreements for securities, and may lend portfolio securities against collateral, consisting of cash or securities which are consistent with the Portfolio's permitted investments, which is equal at all times to at least 100% of the value of the securities loaned. There is no investment restriction on the amount of securities that may be loaned, except that payments received on such loans, including amounts received during the loan on account of interest on the securities loaned, may not (together with all non-qualifying income) exceed 10% of the Portfolio's annual gross income (without offset for realized capital gains) unless, in the opinion of counsel to the Fund, such amounts are qualifying income under federal income tax provisions applicable to regulated investment companies.

                        PURCHASE AND REDEMPTION OF SHARES

PURCHASE PROCEDURES

     GENERAL. Shares are sold without a sales load on a continuous basis by the Distributor. Investors may purchase Shares through an account maintained by the investor with his brokerage firm (the "Account"). The minimum initial investment is $5,000, and the minimum subsequent investment is $500. The Fund in its sole discretion may accept or reject any order for purchases of Shares.

     All payments for initial and subsequent investments should be in U.S. dollars. Purchases will be effected at the net asset value next determined after PFPC, the Fund's transfer agent, has received a purchase order in proper form and the Fund's custodian has Federal Funds immediately available to it. In those cases where payment is made by check, Federal Funds will generally become available two Business Days after the check is received. Orders which are accompanied by Federal Funds, or are converted into Federal Funds, by 12:00 noon Eastern Time, will be executed as of 12:00 noon that Business Day. Orders which are accompanied by Federal Funds, or are converted into Federal Funds, after 12:00 noon Eastern Time but prior to 4:00 p.m. Eastern Time on any Business Day of the Fund, will be executed as of the close of the New York Stock Exchange (the "NYSE") on that Business Day. Orders which are accompanied by Federal Funds or are converted to Federal Funds after 4:00 p.m. Eastern Time on a Business Day will be processed as of 12:00 noon Eastern Time on the following Business Day. A "Business Day" is any day that both the NYSE and the Federal Reserve Bank of Philadelphia (the "FRB") are open.

     PURCHASES THROUGH AN ACCOUNT. Share purchases may be effected through an investor's Account with his broker through procedures established in connection with the requirements of Accounts at such broker. In such event, beneficial ownership of Shares will be recorded by the broker and will be reflected in the Account statements provided by the broker to such investors. A broker may impose minimum investor Account requirements. Although a broker does not impose a sales charge for purchases of Shares, depending on the terms of an investor's Account with his broker, the broker may charge an investor's Account fees for automatic investment and other services provided to the Account. Information concerning Account requirements, services and charges should be obtained from an investor's broker. This Prospectus should be read in conjunction with any information received from a broker.

A broker may offer investors maintaining Accounts the ability to purchase Shares under an automatic purchase program (a "Purchase Program") established by a participating broker. An investor who participates in a Purchase Program will have his "free-credit" cash balances in his Account automatically invested in Shares of the Portfolio which he has designated (the "Designated Portfolio") under the Purchase Program. The frequency of investments and the minimum investment requirement will be established by the broker and the Fund. In addition, the broker may require a minimum amount of cash and/or securities to be deposited in an Account for participants in its Purchase Program. The description of the particular broker's Purchase Program should be read for details, and any inquiries concerning an Account under a Purchase Program should be directed to the broker. A participant in a Purchase Program may change the designation of the Designated Portfolio at any time by so instructing his broker.

     If a broker makes special arrangements under which orders for Shares are received by PFPC prior to 12:00 noon Eastern Time, and the broker guarantees that payment for such Shares will be made in Federal Funds to the Fund's custodian prior to 4:00 p.m. Eastern Time, on the same day, such purchase orders will be effective and Shares will be purchased at the offering price in effect as of 12:00 noon Eastern Time on the date the purchase order is received by PFPC.

     DIRECT PURCHASES. An investor may also make direct investments at any time in any Portfolio he selects through any broker that has entered into a dealer agreement with the Distributor (a "Dealer"). An investor may make an initial investment in any of the Portfolios by mail by fully completing and signing an application obtained from a Dealer (the "Application"), specifying the Portfolio in which he wishes to invest, and mailing it, together with a check payable to "PCS Cash Fund" c/o PFPC, P.O. Box 8950, Wilmington, Delaware 19899. The check must specify the name of the Portfolio for which shares are being purchased. An Application will be returned to the investor unless it contains the name of the Dealer from whom it was obtained. Subsequent purchases may be made through a Dealer or by forwarding payment to the Fund's transfer agent at the foregoing address.

     Provided that the investment is at least $2,500, an investor may also purchase Shares in any of the Portfolios by having his bank or Dealer wire Federal Funds to the Fund's custodian, PNC Bank. An investor's bank or Dealer may impose a charge for this service. In order to ensure prompt receipt of an investor's Federal Funds wire, for an initial investment, it is important that an investor follow these steps:

          A. Telephone the Fund's transfer agent, PFPC, toll-free (800) 533-7719 (in Delaware call collect (302) 791-1032), and provide it with your name, address, telephone number, Social Security or Tax Identification Number, the Portfolio selected, the amount being wired, and by which bank. PFPC will then provide an investor with a Fund account number. (Investors with existing accounts should also notify the Fund's transfer agent prior to wiring funds.)

          B. Instruct your bank or Dealer to wire the specified amount, together with your assigned account number, to the custodian.

               PNC Bank, Philadelphia, Pa.
               ABA-0310-0005-3
               FROM: (name of investor)
               ACCOUNT NUMBER: (investor's account number with the Portfolio) FOR PURCHASE OF: (name of the Portfolio)
               AMOUNT: (amount to be invested)

          C. Fully complete and sign the Application and mail it to the address shown thereon. PFPC will not process redemptions until it receives a fully completed and signed Application. For subsequent investments, an investor should follow steps A and B above.

     RETIREMENT PLANS. Shares may be purchased in conjunction with individual retirement accounts ("IRAs") and rollover IRAs where PNC Bank acts as custodian. For further information as to applications and annual fees, contact the Distributor or your broker. To determine whether the benefits of an IRA are available and/or appropriate, a shareholder should consult with a tax advisor.

REDEMPTION PROCEDURES

     Redemption orders are effected at the net asset value per share next determined after receipt of the order in proper form by the Fund's transfer agent, PFPC. Investors may redeem all or some of their Shares in accordance with one of the procedures described below.

     REDEMPTION OF SHARES IN AN ACCOUNT. An investor who beneficially owns Shares may redeem such Shares in his Account in accordance with instructions and limitations pertaining to his Account by contacting his broker. If such notice is received by PFPC by 12:00 noon Eastern Time on any Business Day, the redemption will be effective as of 12:00 noon Eastern Time on that day. Payment of the redemption proceeds will be made after 12:00 noon Eastern Time on the day the redemption is effected, provided that the Fund's custodian is open for business. If the custodian is not open, payment will be made on the next bank business day. If the redemption request is received after 12:00 noon but before 4:00 p.m. Eastern Time, the redemption will be effected as of 4:00 p.m. Eastern Time on that day and payment will be made on the next bank business day following receipt of the redemption request. Redemption requests received after 4:00 p.m. Eastern Time will be effected as of 12:00 noon Eastern Time on the next Business Day and payment of the redemption proceeds will be made after 12:00 noon Eastern Time on the day the redemption is effected, provided that the Fund's custodian is open for business. If the custodian is not open, payment will be made on the next bank business day. If all Shares are redeemed, all accrued but unpaid dividends on those Shares will be paid with the redemption proceeds.

     An investor's brokerage firm will also redeem each day a sufficient number of Shares of the Designated Portfolio to cover debit balances created by transactions in the Account or instructions for cash disbursements. Fund Shares will be redeemed on the same day that a transaction occurs that results in such a debit balance or charge.

     Each brokerage firm reserves the right to waive or modify criteria for participation in an Account or to terminate participation in an Account for any reason.

     REDEMPTION OF SHARES OWNED DIRECTLY. A direct investor may redeem any number of Shares by sending a written request to "PCS Cash Fund" c/o PFPC, P.O. Box 8950, Wilmington, Delaware 19899. Redemption requests must be signed by each shareholder in the same manner as the Shares are registered. Redemption requests for joint accounts require the signature of each joint owner. On redemption requests of $5,000 or more, each signature must be guaranteed by a commercial bank or trust company or by a member firm of a national securities exchange. Guarantees must be signed by an authorized signatory of the bank, trust company or member firm and "Signature Guaranteed" must appear with the signature.

     Direct investors may redeem Shares without charge by telephone if they have checked the appropriate box and supplied the necessary information on the Application, or have filed a Telephone Authorization with the Fund's transfer agent. An investor may obtain a Telephone Authorization from PFPC or by calling Account Services at (800) 533-7719 (in Delaware call collect (302) 791-1032). The proceeds will be mailed by check to an investor's registered address unless he has designated in his Application or Telephone Authorization that such proceeds are to be sent by wire transfer to a specified checking or savings account. If proceeds are to be sent by wire transfer, a telephone redemption request received prior to 4:00 p.m. will result in redemption proceeds being wired to the investor's bank account on the next day that a wire transfer can be effected. The minimum redemption for proceeds sent by wire transfer is $2,500. There is no maximum for proceeds sent by wire transfer. There is no minimum redemption for proceeds mailed by check; however, the maximum redemption for proceeds mailed by check is $25,000. The Fund may modify this redemption service at any time or charge a service fee upon prior notice to shareholders. No fee is currently contemplated. The Fund and the Fund's transfer agent will employ reasonable procedures to confirm that instructions communicated by telephone are genuine. These procedures include requiring the investor to provide certain personal identification information at the time an account is opened and prior to effecting each transaction requested by telephone. In addition, all telephone transaction requests will be recorded and investors may be required to provide additional telecopied written instructions of transaction requests. The Fund or the transfer agent may be liable for any losses due to unauthorized or fraudulent telephone instructions if either of them does not employ these procedures. Neither the Fund nor the transfer agent will be responsible for any loss, liability, cost or expense for following instructions received by telephone that either of them reasonably believes to be genuine. During periods of extreme economic or market changes, shareholders may experience difficulty in effecting telephone transactions. In such event, requests should be made by regular or express mail.


     REDEMPTION BY CHECK. Upon request, the Fund will provide any investor with forms of drafts ("checks") payable through PNC Bank (the "Bank"). These checks may be made payable to the order of anyone. The minimum amount of a check is $500. An investor wishing to use this check writing redemption procedure should complete specimen signature cards, and then forward such signature cards to his broker or in accordance with the broker's instructions. Upon receipt, PFPC will then arrange for the checks to be honored by the Bank. Investors who own Shares through an Account should contact their brokers for signature cards. Investors of joint accounts may elect to have checks honored with a single signature. Check redemptions will be subject to the Bank's rules governing checks. An investor will be able to stop payment on a check redemption. The Fund or Provident may terminate this redemption service at any time, and neither shall incur any liability for honoring checks, for effecting redemptions to pay checks, or for returning checks which have not been accepted.

     When a check is presented to the Bank for clearance, the Bank, as the investor's agent, will cause the Fund to redeem a sufficient number of full and fractional Shares owned by the investor to cover the amount of the check. This procedure enables the investor to continue to receive dividends on those Shares equalling the amount being redeemed by check until such time as the check is presented to the Bank. Checks may not be presented for cash payment at the offices of the Bank because, under 1940 Act rules, redemptions may be effected only at the redemption price next determined after the redemption request is presented to PFPC. This limitation does not affect checks used for the payment of bills or to obtain cash at other banks.

     ADDITIONAL REDEMPTION INFORMATION. The Fund ordinarily will make payment for all Shares redeemed within seven days after receipt of a redemption request in proper form. Shares purchased by check will not be redeemed, for a period of up to ten days after their purchase, pending a determination that the check has cleared. This procedure does not apply to shares purchased by wire payment. During the period prior to the time shares are redeemed, dividends on such shares will accrue and be payable.

     The Fund imposes no charge when Shares are redeemed. The Fund reserves the right to redeem any account in a Portfolio involuntarily, on thirty days' notice, if such account has been reduced by the shareholder to less than $500 and during such 30-day period the amount invested in such account is not increased to at least $500. Payment for Shares redeemed may be postponed or the right of redemption suspended as provided by the rules of the Securities and Exchange Commission.

NET ASSET VALUE

  The net asset value per share of each of the Portfolios for the purpose of pricing purchase and redemption orders is determined twice each day, once as of 12:00 noon Eastern Time and once as of the close of trading on the NYSE on each weekday with the exception of those holidays on which either the NYSE or the FRB is closed. Currently, the NYSE or the FRB, or both, are closed on the customary national business holidays of New Year's Day, Martin Luther King, Jr.'s Birthday, Presidents' Day, Good Friday, Memorial Day, Independence Day,
Labor Day, Columbus Day, Veterans' Day, Thanksgiving Day and Christmas Day. Each Portfolio's net asset value per share is calculated by adding the value of all securities and other assets of the Portfolio, subtracting its liabilities and dividing the result by the number of its outstanding shares. The net asset value per share of each Portfolio is determined independently of any of the Fund's other investment portfolios.

     The Fund seeks to maintain for each of the Portfolios a net asset value of $1.00 per share for purposes of purchases and redemptions and values its portfolio securities on the basis of the amortized cost method of valuation described in the Statement of Additional Information under the heading "Valuation of Shares." There can be no assurance that any Portfolio will be able to maintain a stable net asset value of $1.00 per share.

     With the approval of the Board of Directors, a Portfolio may use a pricing service, bank or broker-dealer experienced in such matters to value the Portfolio's securities. A more detailed discussion of net asset value and security valuation is contained in the Statement of Additional Information.

                                   MANAGEMENT

BOARD OF DIRECTORS

     The business and affairs of the Fund and each Portfolio are managed under the direction of the Fund's Board of Directors.

INVESTMENT  ADVISOR

Morgan Stanley Asset Management Inc.(the "Advisor") 1221 Avenue of the Americas, New York, New York 10020, a wholly-owned subsidiary of Morgan Stanley Group Inc., which at September 30, 1995 had approximately $52 billion in assets under management as an investment manager or as a fiduciary advisor, acts as investment advisor to the Fund and each of its Portfolios.

     As  investment  advisor  to  the  Portfolios,   the  Advisor  manages  such
Portfolios and is responsible for all purchases and sales of portfolio securities. The Advisor also assists generally in supervising the operations of the Portfolios. In entering into Portfolio transactions for a Portfolio with a broker, the Advisor may take into account the sale by such broker of shares of the Fund, subject to the requirements of best execution.

     For the services provided to and expenses assumed by it for the benefit of each Portfolio, the Advisor is entitled to receive from each Portfolio a fee, computed daily and payable monthly, at an annual rate of .45% of the first $250 million of such Portfolio's average daily net assets, .40% of the next $250 million of such Portfolio's average daily net assets and .35% of the average daily net assets of such Portfolio in excess of $500 million. The Advisor may in its discretion from time to time agree to waive voluntarily all or any portion of its advisory fee for any Portfolio. For the fiscal year ended June 30, 1995, the Advisor received fees from the Fund which represented .40% (net of fee waivers) of the PCS Money Market Portfolio's average net assets and .44% of the PCS Government Obligations Money Market Portfolio's average net assets.


ADMINISTRATOR AND TRANSFER AND DIVIDEND DISBURSING AGENT

     PFPC, an indirect wholly-owned subsidiary of PNC Financial Corp., a multi-bank holding company, serves as the Fund's administrator and transfer and dividend disbursing agent. PFPC's address is 400 Bellevue Parkway, Wilmington, Delaware 19809.

     The administrative services to be provided by PFPC include maintenance of the Fund's books and records, preparation of regulatory filings and stockholders' reports, and computation of net asset values and daily dividends. For its services to the Fund as administrator, PFPC receives from each Portfolio a fee, computed daily and payable monthly, at an annual rate of .10% of the first $200 million of the Fund's average daily net assets, .075% on the next $200 million of average daily net assets, .05% on the next $200 million of average daily net assets, and .03% on average daily net assets over $600 million. For administrative services for the fiscal year ended June 30, 1995, PFPC received fees from the Fund which represented .10% of the PCS Money Market Portfolio's average net assets and .09% of the PCS Government Obligations Money Market Portfolio's average net assets.

CUSTODIAN

     PNC Bank,  17th and Chestnut  Streets,   Philadelphia,  Pennsylvania  19103
serves as the Fund's  custodian.   PNC Bank is a  wholly-owned subsidiary of PNC
Financial Corp.

EXPENSES

     The expenses of each Portfolio are deducted from the total income of such Portfolio before dividends are paid. These expenses include, but are not limited to, organizational costs, fees paid to the Advisor, fees and expenses of the Fund's chairman and the officers and directors who are not affiliated with the Portfolio's Advisor or Distributor, taxes, interest, legal fees, custodian fees, auditing fees, brokerage fees and commissions, certain of the fees and expenses of registering and qualifying the Portfolio and its shares for distribution under federal and state securities laws, expenses of preparing prospectuses and statements of additional information and of printing and distributing prospectuses and statements of additional information annually to existing shareholders, the expense of reports to shareholders, shareholders' meetings and proxy solicitations, fidelity bond and directors and officers liability insurance premiums, the expense of using independent pricing services and other expenses which are not expressly assumed by the Advisor under its advisory agreement with the Portfolio. For the fiscal year ended June 30, 1995, the PCS Money Market Portfolio's total expenses (net of fee waivers) were .98% of its average net assets and the PCS Government Obligations Money Market Portfolio's total expenses (net of fee waivers) were .95% of its average net assets. Absent fee waivers, the total operating expenses of such Portfolios would have been 1.18% and 1.12% of their respective average net assets.

     The Advisor has agreed to reimburse each Portfolio for the amount, if any, by which the total operating and management expenses of such Portfolio for any fiscal year exceed the most restrictive state blue sky expense limitation in effect from time to time, to the extent required by such limitation.

     The Advisor may assume additional expenses of the Portfolios from time to time, in its discretion, while retaining the ability to be reimbursed by the Portfolios for such amounts prior to the end of a fiscal year. Assumption of additional expenses will have the effect of lowering a Portfolio's overall expense ratio and of increasing yield to investors or the converse at the time such amounts are reimbursed.

                             DISTRIBUTION OF SHARES

     The Distributor, with an address at 1251 Avenue of the Americas, New York, NY 10020 acts as distributor of the Shares of each of the Portfolios of the Fund pursuant to separate distribution contracts (collectively, the "Distribution Contracts") with the Fund on behalf of each of the Portfolios. The Distributor may make ongoing annual payments to broker/dealers based upon the aggregate investment amounts maintained by customers of such broker/dealers in shareholder accounts in each of the Portfolios of the Fund. The Distributor also pays for the cost of printing and mailing to prospective investors prospectuses and other materials relating to the Portfolios of the Fund as well as for related direct mail and advertising expenses.

     The Board of Directors of the Fund approved and adopted the Distribution Contracts and separate Plans of Distribution for each of the Portfolios (collectively, the "Plans") pursuant to Rule 12b-1 under the 1940 Act. Under each of the Plans, the Distributor is entitled to receive from the relevant Portfolio a distribution fee, which is accrued daily and paid monthly, of up to
 .50% on an annualized basis of the average daily net assets of the relevant Portfolio. The actual amount of such compensation is agreed upon by the Fund's Board of Directors and by the Distributor. Under each of the Distribution Contracts, the Distributor has agreed to accept compensation for its services thereunder and under the relevant Plan in the amount of .50% on an annualized basis in any year. In addition, the Distributor may, in its discretion, voluntarily waive from time to time all or any portion of its distribution fee. For the fiscal year ended June 30, 1995, the Distributor received fees (net of fee waivers) from the PCS Money Market Portfolio and the PCS Government Obligations Money Market Portfolio which represented .35% and .33% of their respective average net assets.

     Each of the Plans obligates the relevant Portfolio, during the period it is in effect, to accrue and pay to the Distributor the fee agreed to under the relevant Distribution Contract. None of the Plans obligates a Portfolio to reimburse the Distributor for the actual expenses the Distributor may incur in fulfilling its obligations under a Plan. Thus, under each of the Plans, even if the Distributor's actual expenses exceed the fee payable to the Distributor thereunder at any given time, the relevant Portfolio will not be obligated to pay more than that fee. If the Distributor's actual expenses are less than the fee it receives, the Distributor will retain the full amount of the fee.

     Under the terms of Rule 12b-1, each Plan will remain in effect only if approved at least annually by the Fund's Board of Directors, including those directors who are not "interested persons" of the Fund as that term is defined in the 1940 Act and who have no direct or indirect financial interest in the operation of the Plan or in any agreements related thereto ("12b-1 Directors"). Each of the Plans may be terminated at any time by vote of a majority of the 12b-1 Directors or by vote of a majority of the Fund's outstanding voting securities of the relevant Portfolio. The fee set forth above will be paid by a Portfolio to the Distributor unless and until the relevant Plan is terminated or not renewed. The Fund intends to operate each of the Plans in accordance with its terms and with the NASD Rules concerning sales charges.


                           DIVIDENDS AND DISTRIBUTIONS

     Each Portfolio will distribute substantially all of its net investment income and net capital gains, if any, to shareholders. All distributions are reinvested in the form of additional full and fractional Shares unless a shareholder elects otherwise. The net investment income (not including, for this purpose, any net short-term capital gains) earned by each Portfolio will be declared as a dividend on a daily basis and paid monthly. Dividends are payable to shareholders of record immediately prior to the determination of net asset value made as of the close of trading on the NYSE on days on which there is a determination of net asset value, and as of 4:00 p.m. Eastern Time on days on which there is no determination of net asset value. Net capital gains, if any, will be distributed at least annually.

                                      TAXES

     The following summary of federal income tax consequences is based on current tax laws and regulations, which may be changed by legislative, judicial, or administrative action.

     No attempt has been made to present a detailed explanation of the federal, state, or local income tax treatment of a Portfolio or its shareholders. Accordingly, shareholders are urged to consult their tax advisors regarding specific questions as to federal, state and local income taxes. The Statement of Additional Information sets forth further information regarding taxes.

     Each Portfolio is treated as a separate entity for federal income tax purposes and is not combined with the Fund's other Portfolios. Each Portfolio will elect to be taxed as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). So long as a Portfolio satisfies the requirements of the Code for this tax treatment, such Portfolio will be relieved of federal income tax on amounts distributed to shareholders, but shareholders, unless otherwise exempt, will pay income or capital gains taxes on amounts so distributed (except distributions that constitute "exempt interest dividends" or that are treated as a return of capital) regardless of whether such distributions are paid in cash or reinvested in additional Shares. None of the Portfolios intends to make distributions that will be eligible for the corporate dividends received deduction.

     Distributions out of the "net capital gain" (the excess of net long-term capital gain over net short-term capital loss), if any, of any Portfolio will be taxed to shareholders as long-term capital gain regardless of the length of time a shareholder has held Shares of the Portfolio, whether such gain was reflected in the price paid for the

Shares, or whether such gain was attributable to securities bearing tax-exempt interest. All other distributions, to the extent they are taxable, are taxed to shareholders as ordinary income.

     The PCS Tax-Free Money Market Portfolio intends to qualify to pay "exempt interest dividends" by satisfying the Code's requirement that at the close of each quarter of its taxable year at least 50% of the value of its total assets consists of securities the interest on which is exempt from federal income tax. So long as this and certain other requirements are satisfied, the Portfolio's "exempt interest dividends" will be exempt from regular federal income tax. Investors in this Portfolio should note, however, that in certain circumstances such amounts, while exempt from regular federal income tax, are subject to alternative minimum tax. In addition, this Portfolio may not be an appropriate investment for persons who are "substantial users" of facilities financed by industrial development or private activity bonds. See the Statement of Additional Information for a description of the application of the alternative minimum tax and certain other collateral tax consequences.

     Current federal income tax law limits the types and volume of bonds qualifying for the federal income tax exemption of interest, which may affect the ability of the PCS Tax-Free Money Market Portfolio to purchase sufficient amounts of tax-exempt securities to qualify to pay "exempt interest dividends." Investors should note that interest on indebtedness incurred or continued by shareholders to purchase or carry Shares of the PCS Tax-Free Money Market Portfolio will not be deductible for federal income tax purposes.

     The PCS Tax-Free Money Market Portfolio will determine annually the percentages of its net investment income which are exempt from the regular federal income tax and will apply such percentages uniformly to all distributions declared from net investment income during that year. These percentages may differ significantly from the actual percentages for any particular day.

     The Fund will send written notices to shareholders annually regarding the tax status of distributions made by each Portfolio. Dividends declared in October, November or December of any year payable to shareholders of record on a specified date in such month will be deemed to have been received by the shareholders on December 31 of such year, provided such dividends are paid at any time during January of the following year. Each Portfolio intends to make sufficient distributions prior to the end of each calendar year to avoid liability for federal excise tax.

     Shareholders who are nonresident alien individuals, foreign trusts or estates, foreign corporations or foreign partnerships may be subject to different U.S. federal income tax treatment.


                             PERFORMANCE INFORMATION

     From time to time a Portfolio advertises its "yield" and "effective yield." Both yield figures are based on historical earnings and are not intended to indicate future performance. The "yield" of a Portfolio refers to the income generated by an investment in a Portfolio over a seven-day period (which period will be stated in the advertisement). This income is then "annualized." That is, the amount of income generated by the investment during that week is assumed to be generated each week over a 52-week period and is shown as a percentage of the investment. The "effective yield" is calculated similarly but, when annualized, the income earned by an investment in a Portfolio is assumed to be reinvested. The "effective yield" will be slightly higher than the "yield" because of the compounding effect of this assumed reinvestment. The PCS Tax-Free Money Market Portfolio's "tax-equivalent yield" may also be quoted from time to time, which shows the level of taxable yield needed to produce an after-tax equivalent to such Portfolio's tax-free yield. This is done by increasing such Portfolio's yield (calculated as above) by the amount necessary to reflect the payment of federal income tax at a stated tax rate.

     The yield of any investment is generally a function of portfolio quality and maturity, type of investment and operating expenses. The yield on Shares of any of the Portfolios will fluctuate and is not necessarily representative of future results. Any fees charged by broker/dealers directly to their customers in connection with investments in the Portfolios are not reflected in the yields of the Portfolios, and such fees, if charged, will reduce the actual return received by shareholders on their investments.

     In addition, from time to time, in advertisements or in reports to shareholders, the yield of a Portfolio may be quoted and compared to those of other mutual funds with similar investment objectives and to stock or other relevant indices. For example, the yield of the PCS Money Market Portfolio may be compared to the Donoghue's Money Fund Average, which is an average compiled by IBC/DONOGHUE'S MONEY FUND REPORT, a widely recognized independent publication that monitors the performance of money market funds, or to the data prepared by Lipper Analytical Services, Inc., a widely-recognized independent service that monitors the performance of mutual funds.


                              DESCRIPTION OF SHARES

     The Fund has authorized capital of ten billion shares of Common Stock, $.001 par value per share, of which three billion shares are currently classified as follows: 1 billion shares are classified as Class A Common Stock (PCS Money Market Portfolio), 1 billion shares are classified as Class B Common Stock (PCS Tax-Free Money Market Portfolio), 1 billion shares are classified as Class C Common Stock (PCS Government Obligations Money Market Portfolio). Under the Fund's charter, the Board of Directors has the power to classify or reclassify any unissued Shares of Common Stock and to increase authorized Shares from time to time.

     Each Share is entitled to one vote for the election of Directors and any other matter submitted to a shareholder vote. Shares of the Fund do not have preemptive or conversion rights. When issued for payment as described in this Prospectus, Shares of the Fund will be fully paid and non-assessable.

     The Fund currently does not intend to hold annual meetings of shareholders except as required by the 1940 Act or other applicable law. The 1940 Act requires initial shareholder approval of the investment advisory agreement and the Rule 12b-1 Plan, election of Directors (although vacancies on the Board of Directors may be filled by the Board under certain circumstances); and if the Fund holds an annual meeting, ratification of the Board's selection of the Fund's independent accountants. The law under certain circumstances provides shareholders with the right to call for a meeting of shareholders to consider the removal of one or more directors. To the extent required by law, the Fund will assist in shareholder communication in such matters.

     Shareholders of the Fund are entitled to one vote for each full Share held (irrespective of portfolio) and fractional votes for fractional Shares held. Voting rights are not cumulative and, accordingly, the holders of more than 50% of the aggregate Shares of Common Stock of the Fund may elect all of the directors.

     The Fund will not normally issue share certificates for any of the Shares of the Portfolios.


                                OTHER INFORMATION

REPORTS AND INQUIRIES

     Shareholders  will receive  unaudited  semi-annual  reports  describing the
Fund's investment operations and annual financial statements audited by independent accountants. Shareholder inquiries should be addressed to PFPC, the Fund's transfer agent, P.O. Box 8950, Wilmington, DE 19899.

                            PCS CASH FUND, INC.
                        PCS Money Market Portfolio
                   PCS Tax-Free Money Market Portfolio
            PCS Government Obligations Money Market Portfolio


This Statement of Additional Information provides supplementary information pertaining to shares of the PCS Money Market Portfolio, the PCS Tax-Free Money Market Portfolio and the PCS Government Obligations Money Market Portfolio of the PCS Cash Fund, Inc. (the "Fund"). This Statement of Additional Information is not a prospectus, and should be read only in conjunction with the Prospectus of the Fund, dated November 1, 1995 (the "Prospectus"). A copy of the Prospectus may be obtained by calling toll-free (800) 533-7719.


CONTENTS

                                                                      Page


General .............................................................   2
Investment Objectives and Policies ..................................   2
Directors and Officers ..............................................  10
Investment Advisory, Distribution and Servicing
  Arrangements ......................................................  17
Portfolio Transactions ..............................................  19
Purchase and Redemption Information .................................  21
Valuation of Shares .................................................  21
Taxes ...............................................................  23
Additional Information Concerning Fund Shares .......................  26
Miscellaneous .......................................................  26
Financial Statements ................................................  27

No person has been authorized to give any information or to make any representations not contained in this Statement of Additional Information in connection with the offering made by the Prospectus and, if given or made, such information or representations must not be relied upon as having been authorized by the Fund or its distributor. The Prospectus does not constitute an offering by the Fund or by the distributor in any jurisdiction in which such offering may not lawfully be made.




This Statement of Additional Information is dated November 1, 1995.

                                     GENERAL

The PCS Cash Fund, Inc. (the "Fund") is a diversified, open-end management investment company authorized to offer shares in three investment portfolios. This Statement of Additional Information pertains to shares of the PCS Money Market Portfolio, the PCS Tax-Free Money Market Portfolio and the PCS Government Obligations Money Market Portfolio. The Fund was incorporated under the laws of the State of Maryland on January 5, 1989 and commenced operations of the PCS Money Market Portfolio on August 4, 1989, the PCS Tax-Free Money Market Portfolio on January 9, 1990 and the PCS Government Obligations Money Market Portfolio on March 12, 1992. Only the PCS Money Market Portfolio and the PCS Government Obligations Money Market Portfolio are currently in operation. The PCS Tax-Free Money Market Portfolio was liquidated on January 3, 1991.

Capitalized terms used herein and not otherwise defined have the same meanings as are given to them in the Prospectus.

                       INVESTMENT OBJECTIVES AND POLICIES

The following supplements the information contained in the Prospectus concerning the investment objective and policies of the Portfolios. A description of ratings of Municipal Obligations and commercial paper is set forth in the Appendix hereto.

ADDITIONAL INFORMATION ON PORTFOLIO INVESTMENTS.

REVERSE REPURCHASE AGREEMENTS. Reverse repurchase agreements involve the sale of securities held by the Portfolios pursuant to the Portfolios' agreement to repurchase the securities at an agreed upon price, date and rate of interest. Such agreements are considered to be borrowings under the Investment Company Act of 1940, as amended (the "1940 Act"). While reverse repurchase transactions are outstanding, the Portfolios will maintain in a segregated account cash, U.S. Government securities or other liquid, high-grade debt securities of an amount at least equal to the market value of the securities, plus accrued interest, subject to the agreement.

VARIABLE RATE DEMAND INSTRUMENTS. Variable rate demand instruments held by each Portfolio may have maturities of more than 397 days, provided: (i) the Portfolio is entitled to the payment of principal at any time, or during specified intervals not exceeding 397 days, upon giving the prescribed notice (which may not exceed 30 days), and (ii) the rate of interest on such instruments is adjusted at periodic intervals which may extend up to 397 days. In determining the average weighted maturity of the Portfolio and whether a variable rate demand instrument has a remaining maturity of 397 days or less, each instrument will be deemed by the Portfolio to have a maturity equal to the longer of the period remaining until its next interest rate adjustment or the period remaining until the principal amount can be recovered through demand. In determining whether an unrated variable rate demand instrument is of comparable quality at the time of purchase to instruments rated "high quality," the Advisor will follow guidelines adopted by the Fund's Board of Directors.

FIRM COMMITMENTS. Firm commitments for securities include "when issued" and delayed delivery securities purchased for delivery beyond the normal settlement date at a stated price and yield. While a Portfolio has firm commitments outstanding, the Portfolio will maintain in a segregated account cash, U.S. government securities or other liquid, high grade debt securities of an amount at least equal to the purchase price of the securities to be purchased. Normally, the custodian for a Portfolio will set aside portfolio securities to satisfy a purchase commitment and, in such a case, a Portfolio may be required subsequently to place additional assets in the separate account in order to ensure that the value of the account remains equal to the amount of such Portfolio's commitment. It may be expected that a Portfolio's net assets will fluctuate to a greater degree when it sets aside portfolio securities to cover such purchase commitments than when it sets aside cash. Because a Portfolio's liquidity and ability to manage its portfolio might be affected when it sets aside cash or portfolio securities to cover such purchase commitments, it is expected that commitments to purchase "when issued" securities will not exceed 25% of the value of a Portfolio's total assets absent unusual market conditions. When a Portfolio engages in when-issued transactions, it relies on the seller to consummate the trade. Failure of the seller to do so may result in a Portfolio's incurring a loss or missing an opportunity to obtain a price considered to be advantageous.

STAND-BY COMMITMENTS. A Portfolio may enter into stand-by commitments with respect to obligations issued by or on behalf of states, territories, and possessions of the United States, the District of Columbia, and their political subdivisions, agencies, instrumentalities and authorities (collectively, "Municipal Obligations") held in its portfolio. Under a stand-by commitment, a dealer would agree to purchase at a Portfolio's option a specified Municipal Obligation at its amortized cost value to the Portfolio plus accrued interest, if any. Stand-by commitments may be exercisable by a Portfolio at any time before the maturity of the underlying Municipal Obligations and may be sold, transferred or assigned only with the instruments involved.

The Portfolios expect that stand-by commitments will generally be available without the payment of any direct or indirect consideration. However, if necessary or advisable, a Portfolio may pay for a stand-by commitment either separately in cash or by paying a higher price for portfolio securities which are acquired subject to the commitment (thus reducing the yield to maturity otherwise available for the same securities). The total amount paid in either manner for outstanding stand-by commitments held by a Portfolio will not exceed 1/2 of 1% of the value of that Portfolio's total assets calculated immediately after each stand-by commitment is acquired.

The Portfolios intend to enter into stand-by commitments only with dealers, banks and broker-dealers which, in the Advisor's opinion, present minimal credit risks and otherwise satisfy applicable quality standards. The Portfolios' reliance upon the credit of these dealers, banks and broker-dealers will be secured by the value of the underlying Municipal Obligations that are subject to the commitment.

The Portfolios will acquire stand-by commitments solely to facilitate portfolio liquidity and do not intend to exercise their right thereunder for trading purposes. The acquisition of a stand-by commitment will not affect the valuation or assumed maturity of the underlying Municipal Obligation which will continue to be valued in accordance with the amortized cost method. The actual stand-by commitment will be valued at zero in determining net asset value. Accordingly, where a Portfolio pays directly or indirectly for a stand-by commitment, its cost will be reflected as an unrealized loss for the period during which the commitment is held by that Portfolio and will be reflected in realized gain or loss when the commitment is exercised or expires.

OBLIGATIONS OF DOMESTIC BANKS, FOREIGN BANKS AND FOREIGN BRANCHES OF U.S. BANKS. For purposes of the Portfolios' investment policies with respect to bank obligations, the assets of a bank or savings institution will be deemed to include the assets of its domestic and foreign branches. Investments in bank obligations will include obligations of domestic branches of foreign banks and foreign branches of domestic banks. Such investments may involve risks that are different from investments in securities of domestic branches of U.S. banks. These risks may include future unfavorable political and economic developments, possible withholding taxes on interest income, seizure or nationalization of foreign deposits, currency controls, interest limitations, or other governmental restrictions which might affect the payment of principal or interest on the securities held in a Portfolio. Additionally, these institutions may be subject to less stringent reserve requirements and to different accounting, auditing, reporting and recordkeeping requirements than those applicable to domestic branches of U.S. banks. The Portfolios will invest in U.S. dollar-denominated obligations of domestic branches of foreign banks and foreign branches of domestic banks only when the Advisor believes that the risks associated with such investment are minimal and that all applicable quality standards have been satisfied.

U.S. GOVERNMENT OBLIGATIONS. Examples of types of U.S. Government obligations include U.S. Treasury Bills, Treasury Notes and Treasury Bonds and the obligations of Federal Home Loan Banks, Federal Farm Credit Banks, Federal Land Banks, the Federal Housing Administration, Farmers Home Administration, Export-Import Bank of the United States, Small Business Administration, Federal National Mortgage Association, Government National Mortgage Association, General Services Administration, Student Loan Marketing Association, Central Bank for Cooperatives, Federal Home Loan Mortgage Corporation, Federal Intermediate Credit Banks, Maritime Administration, International Bank for Reconstruction and Development (the "World Bank"), the Asian-American Development Bank and the Inter-American Development Bank.

REPURCHASE AGREEMENTS. The repurchase price under the repurchase agreements described in the Prospectus generally equals the price paid by a Portfolio plus interest negotiated on the basis of current short-term rates (which may be more or less than the rate on the securities underlying the repurchase agreement). Securities subject to repurchase agreements will be held by the Fund's custodian in the Federal Reserve/Treasury book-entry system or by another authorized securities depository. Repurchase agreements are considered to be loans by a Portfolio under the 1940 Act.

MORTGAGE-RELATED DEBT SECURITIES. Mortgage-related debt securities represent ownership interests in individual pools of residential mortgage loans. These securities are designed to provide monthly payments of interest and principal to the investor. Each mortgagor's monthly payment to his lending institution on his residential mortgage is "passed-through" to investors. Mortgage pools consist of whole mortgage loans or participations in loans. The terms and characteristics of the mortgage instruments are generally uniform within a pool but may vary among pools. Lending institutions which originate mortgages for the pools are subject to certain standards, including credit and underwriting criteria for individual mortgages included in the pools.

The coupon rate of interest on mortgage-related securities is lower than the interest rates paid on the mortgages included in the underlying pool, but only by the amount of the fees paid to the mortgage pooler, issuer, and/or guarantor of payment of the securities for the guarantee of the services of passing through monthly payments to investors. Actual yield may vary from the coupon rate, however, if mortgage-related securities are purchased at a premium or discount, traded in the secondary market at a premium or discount, or to the extent that mortgages in the underlying pool are prepaid as noted above. In addition, interest on mortgage-related securities is earned monthly, rather than semi-annually as is the case for traditional bonds, and monthly compounding may tend to raise the effective yield earned on such securities.

LENDING OF SECURITIES. With respect to loans by the Portfolios of portfolio securities as described in the Prospectus, the Portfolios would continue to accrue interest on loaned securities and would also earn income on loans. Any cash collateral received by the Portfolios in connection with such loans would be invested in short-term U.S. Government obligations.

INVESTMENT LIMITATIONS.

PCS MONEY MARKET PORTFOLIO.

    The Portfolio may not:

(1) issue senior securities or borrow money, except for borrowing money from banks for temporary purposes or for reverse repurchase agreements and then in amounts not in excess of 10% of the value of the Portfolio's total assets at the time of such borrowing, and only if after such borrowing there is asset coverage of at least 300 percent for all borrowings of the Portfolio; or mortgage, pledge, hypothecate or in any manner transfer as security for indebtedness any securities owned or held by the Portfolio, any assets except as may be necessary in connection with permitted borrowings and then, in amounts not in excess of 10% of the value of the Portfolio's total assets at the time of the borrowing; or purchase portfolio securities while borrowings in excess of 5% of the Portfolio's net assets are outstanding. (This borrowing provision is not for investment leverage, but solely to facilitate management of the Portfolio's securities by enabling the Portfolio to meet redemption requests where the liquidation of portfolio securities is deemed to be disadvantageous or inconvenient.);

(2) purchase the securities of any one issuer, other than securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities, if immediately after and as a result at the time of such purchase more than 5% of the Portfolio's total assets would be invested in the securities of such issuer, or more than 10% of the outstanding voting securities of such issuer would be owned by the Portfolio, except that 25% of the Portfolio's total assets may be invested without regard to this limitation;

(3) purchase securities on margin, except for short-term credit necessary for clearance of portfolio transactions;

(4) underwrite securities of other issuers, except to the extent that, in connection with the disposition of portfolio securities, the Portfolio may be deemed an underwriter under federal securities laws and except to the extent that the purchase of Municipal Obligations directly from the issuer thereof in accordance with the Portfolio's investment objective, policies and limitations may be deemed to be an underwriting;

(5) make short sales of securities or maintain a short position or write or sell puts, calls, straddles, spreads or combinations thereof;

(6) purchase or sell real estate, provided that the Portfolio may invest in securities secured by real estate or interests therein or issued by companies which invest in real estate or interests therein;

(7)  purchase or sell commodities or commodity contracts;

(8)  invest in oil, gas or mineral exploration or development programs;

(9) make loans except that the Portfolio may purchase or hold debt obligations in accordance with its investment objective, policies and limitations and may enter into repurchase agreements for securities, and may lend portfolio securities against collateral, consisting of cash or securities which are consistent with the Portfolio's permitted investments, which is equal at all times to at least 100% of the value of the securities loaned. There is no investment restriction on the amount of securities that may be loaned;

(10) invest in other investment companies except to the extent permitted by the 1940 Act, provided that the Fund may invest only in investment companies that are unaffiliated with the Fund;

(11)  make investments for the purpose of exercising control or management;

(12) purchase any securities other than Money-Market Instruments, some of which may be subject to repurchase agreements, but the Portfolio may make interest-bearing savings deposits in amounts not in excess of 5% of the value of the Portfolio's assets and may make time deposits;

(13) purchase any securities which would cause 25% or more of the value of its total assets at the time of such purchase to be invested in the securities of one or more issuers conducting their principal business activities in the same industry, provided that there is no limitation with respect to investments in securities issued or guaranteed by the U.S. Government or its agencies and instrumentalities or in obligations of U.S. banks or their domestic branches;

(14) invest more than 5% of its total assets (taken at the time of purchase) in securities of issuers (including their predecessors) with less than three years of continuous operations.

The foregoing investment limitations cannot be changed without the affirmative vote of the lesser of (a) more than 50% of the outstanding shares of the Portfolio or (b) 67% or more of the shares of the Portfolio present at a shareholders' meeting if more than 50% of the outstanding shares of the Portfolio are represented at the meeting in person or by proxy.

With respect to limitation (13) above concerning industry concentration, the Portfolio will consider wholly-owned finance companies to be in the industries of their parents if their activities are primarily related to financing the activities of the parents, and will divide utility companies according to their services. For example, gas, gas transmission, electric and gas, electric and telephone will each be considered a separate industry. The policy and practices stated in this paragraph may be changed without the affirmative vote of the holders of a majority of the Portfolio's outstanding shares, but any such change may require the approval of the Securities and Exchange Commission (the "SEC") and would be disclosed in the Prospectus prior to being made.

In order to permit the sale of its shares in certain states, the Fund may make commitments more restrictive than the investment limitations described above. Should the Fund determine that any such commitment is no longer in its best interest, it will revoke the commitment and terminate sales of its shares in the state involved.

In addition, the Board of Directors has adopted the following non-fundamental investment restrictions. The Portfolio will not:

(1)  invest in real estate limited partnerships; or

(2)  invest in oil, gas and mineral leases.


PCS TAX-FREE MONEY MARKET PORTFOLIO.

      The Portfolio may not:

(1) issue senior securities or borrow money, except from banks for temporary purposes and then in amounts not in excess of 10% of the value of the Portfolio's total assets at the time of such borrowing, and only if after such borrowing there is asset coverage of at least 300 percent for all borrowings of the Portfolio; or mortgage, pledge, hypothecate or in any manner transfer as security for indebtedness any securities owned or held by the Portfolio, any assets except as may be necessary in connection with permitted borrowings and then in amounts not in excess of the lesser of the dollar amounts borrowed or 10% of the value of the Portfolio's total assets at the time of the borrowing; or purchase portfolio securities while borrowings in excess of 5% of the Portfolio's net assets are outstanding. (This borrowing provision is not for investment leverage, but solely to facilitate management of the Portfolio's securities by enabling the Portfolio to meet redemption requests where the liquidation of portfolio securities is deemed to be disadvantageous or inconvenient.);

(2) purchase the securities of any one issuer, other than securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities, if immediately after and as a result at the time of such purchase more than 5% of the Portfolio's total assets would be invested in the securities of such issuer, or more than 10% of the outstanding voting securities of such issuer would be owned by the Portfolio, except that 25% of the Portfolio's total assets may be invested without regard to this limitation;

(3) purchase securities on margin, except for short-term credit necessary for clearance of portfolio transactions;

(4) underwrite securities of other issuers, except to the extent that, in connection with the disposition of portfolio securities, the Portfolio may be deemed an underwriter under federal securities laws and except to the extent that the purchase of Municipal Obligations directly from the issuer thereof in accordance with the Portfolio's investment objective, policies and limitations may be deemed to be an underwriting;

(5) make short sales of securities or maintain a short position or write or sell puts, calls, straddles, spreads or combinations thereof;

(6) purchase or sell real estate, provided that the Portfolio may invest in securities secured by real estate or interests therein or issued by companies which invest in real estate or interests therein;

(7)   purchase or sell commodities or commodity contracts;

(8)   invest in oil, gas or mineral exploration or development programs;

(9) make loans except that the Portfolio may purchase or hold debt obligations in accordance with its investment objective, policies and limitations;

(10) invest more than 10% of the value of the Portfolio's assets in other investment companies that are unaffiliated with the Fund and then no more than 5% of the Portfolio's assets may be invested in any one money market fund;

(11)  make investments for the purpose of exercising control or management;

(12) under normal market conditions invest less than 80% of its net assets in securities the interest on which is exempt from the regular federal income tax and does not constitute an item of tax preference for purposes of the federal alternative minimum tax ("Tax-Exempt Interest");

(13) invest in private activity bonds where the payment of principal and interest are the responsibility of a company (including its predecessors) with less than three years of continuous operations; or

(14) purchase any securities which would cause, at the time of purchase, more than 25% of the value of the total assets of the Portfolio to be invested in the obligations of the issuers in the same industry.

The foregoing investment limitations cannot be changed without the affirmative vote of the lesser of (a) more than 50% of the outstanding shares of the Portfolio or (b) 67% or more of the shares of the Portfolio present or represented by proxy at a shareholders' meeting if more than 50% of the outstanding shares of the Portfolio are represented at the meeting in person or by proxy.

In order to permit the sale of its shares in certain states, the Fund may make commitments more restrictive than the investment limitations described above. Should the Fund determine that any such commitment is no longer in its best interest, it will revoke the commitment and terminate sales of its shares in the state involved.


PCS GOVERNMENT OBLIGATIONS MONEY MARKET PORTFOLIO

      The Portfolio may not:

(1) purchase securities other than U.S. Treasury bills, notes and other obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities, and repurchase agreements relating to such obligations. There is no limit on the amount of the Portfolio's assets which may be invested in the securities of any one issuer of obligations that the Portfolio is permitted to purchase;

(2) issue senior securities or borrow money, except from banks for temporary purposes, and except for reverse repurchase agreements, and then in an amount not exceeding 10% of the value of the Portfolio's total assets, and only if after such borrowing there is asset coverage of at least 300 percent for all borrowings of the Portfolio; or mortgage, pledge or hypothecate its assets, except in connection with any such borrowing and in amounts not in excess of 10% of the value of the Portfolio's assets at the time of such borrowing; or purchase portfolio securities while borrowings in excess of 5% of the Portfolio's net assets are outstanding. (This borrowing provision is not for investment leverage, but solely to facilitate management of the Portfolio by enabling the Portfolio to meet redemption requests where the liquidation of portfolio securities is deemed to be inconvenient or disadvantageous);

(3) invest more than 10% of the value of the Portfolio's assets in other investment companies that are unaffiliated with the Fund and then no more than 5% of the Portfolio's assets may be invested in any one investment company;

(4)   act as an underwriter;

(5) make loans except that the Portfolio may purchase or hold debt obligations in accordance with its investment objective, policies and limitations, may enter into repurchase agreements for securities, and may lend portfolio securities against collateral, consisting of cash or securities which are consistent with the Portfolio's permitted investments, which is equal at all times to at least 100% of the value of the securities loaned. There is no investment restriction on the amount of securities that may be loaned;

(6) purchase securities on margin, except for short-term credit necessary for clearance of portfolio transactions;

(7) make short sales of securities or maintain a short position or write or sell puts, calls, straddles, spreads or combinations thereof;

(8)   purchase or sell commodities or commodity contracts;

(9) purchase or sell real estate, provided that the Portfolio may invest in securities secured by real estate or interests therein which are issued and guaranteed by an agency or instrumentality of the U.S. Government, though not necessarily by the U.S. Government itself;

(10)  invest in oil, gas or mineral exploration or development programs;

(11)  make investments for the purpose of exercising control or management; or

(12) purchase any securities which would cause, at the time of purchase, more than 25% of the value of the total assets of the Portfolio to be invested in the obligations of the issuers in the same industry.

The foregoing investment limitations cannot be changed without the affirmative vote of the lesser of (a) more than 50% of the outstanding shares of the Portfolio or (b) 67% or more of the shares of the Portfolio present at a shareholders' meeting if more than 50% of the outstanding shares of the Portfolio are represented at the meeting in person or by proxy.

In order to permit the sale of its shares in certain states, the Fund may make commitments more restrictive than the investment limitations described above. Should the Fund determine that any such commitment is no longer in its best interest, it will revoke the commitment and terminate sales of its shares in the state involved.

In addition, the Board of Directors has adopted the following non-fundamental investment restrictions. The Portfolio will not:

(1)  invest in real estate limited partnerships; or

(2)  invest in oil, gas and mineral leases.


                             DIRECTORS AND OFFICERS


The Fund's officers, under the supervision of the Board of Directors, manage the day to day operations of the Fund. Three Directors and all of the officers of the Fund are directors, officers or employees of the Fund's adviser, distributor or administrator. The other Directors have no
affiliation with the Fund's adviser, distributor or administrator.   The
Directors are also directors of other open-end funds advised by Morgan Stanley Asset Management Inc. (collectively with the Fund, the "Open-end Fund Complex"). Officers of the Fund are also Officers of some or all of the other investment companies managed, administered, advised or distributed by Morgan Stanley Asset Management Inc. or its affiliates. The directors and executive officers of the Fund, their business addresses and principal occupations during the past five years are:



 Name, Address                                Principal Occupation During
    and Age          Position with Fund           Past Five Years


Barton M. Biggs*     Chairman and             Chairman and Director of Morgan
1221 Avenue of       Director                 Stanley Asset Management Inc.and
the Americas                                  Morgan Stanley Asset Management
New York, NY 10020                            Limited; Managing Director of
(62)                                          Morgan Stanley & Co., Inc.;
                                              Director of Morgan Stanley Group
                                              Inc.; Member of International
                                              Advisory Counsel of the Thailand
                                              Fund; Chairman and Director of
                                              The Brazilian Investment Fund,
                                              Inc., The Latin American
                                              Discovery Fund, Inc., The
                                              Malaysia Fund, Inc., Morgan
                                              Stanley Africa Investment Fund,
                                              Inc., Morgan Stanley Asia-
                                              acific Fund, Inc., Morgan
                                              Stanley Emerging Markets Debt
                                              Fund, Inc., Morgan Stanley
                                              Emerging Markets Fund, Inc.,
                                              Morgan Stanley Fund Inc., Morgan
                                              Stanley Global Opportunity Bond
                                              Fund, Inc., Morgan Stanley High
                                              Yield

                                              Fund, Inc., Morgan Stanley
                                              India Investment Fund, Inc.,
                                              Morgan Stanley Institutional
                                              Fund, Inc., The Pakistan
                                              Investment Fund, Inc., PCS
                                              Cash Fund, Inc., The Thai Fund,
                                              Inc. and The Turkish Investment
                                              Fund, Inc.

Warren J. Olsen*    Director and President    Principal of Morgan Stanley &
1221 Avenue of the                            Co., Inc.;  Principal of
Americas                                      Morgan Stanley Asset Management
New York, NY 10020                            Inc.; President and Director of
(39)                                          The Brazilian Investment Fund,
                                              Inc., The Latin American
                                              Discovery Fund, Inc., The
                                              Malaysia Fund, Inc., Morgan
                                              Stanley Africa Investment Fund,
                                              Inc., Morgan Stanley Asia-
                                              Pacific Fund, Inc., Morgan
                                              Stanley Emerging Markets Debt
                                              Fund, Inc., Morgan Stanley
                                              Emerging Markets Fund, Inc.,
                                              Morgan Stanley Fund, Inc.,
                                              Morgan Stanley Global
                                              Opportunity Bond Fund, Inc.,
                                              Morgan Stanley High Yield Fund,
                                              Inc., Morgan Stanley India
                                              Investment Fund, Inc., Morgan
                                              Stanley Institutional Fund,
                                              Inc., The Pakistan Investment
                                              Fund, Inc.,  PCS Cash Fund,
                                              Inc., The Thai Fund, Inc., and
                                              The Turkish Investment Fund,
                                              Inc.

John D. Barrett, II    Director               Chairman and Director of
521 Fifth Avenue                              Barrett Associates, Inc.
New York, NY 10135                            (investment counseling);
(60)                                          Director of the Ashforth
                                              Company (real estate); Director
                                              of the Morgan Stanley Fund,
                                              Inc., Morgan Stanley
                                              Institutional Fund, Inc. and
                                              PCS Cash Fund, Inc.

Gerard E. Jones        Director               Partner in Richards & O'Neil
43 Arch Street                                L.L.P. (law firm); Director of
Greenwich, CT 06830                           the Morgan Stanley Fund, Inc.,
(58)                                          Morgan Stanley Institutional
                                              Fund, Inc. and PCS Cash Fund,
                                              Inc.

Andrew McNally IV      Director               Chairman and Chief Executive
8255 North Central                            Officer of Rand McNally
Park Avenue                                   (publication); Director of
Skokie, IL 60076                              Allendale Insurance Co.,
(54)                                          Mercury Finance (consumer
                                              finance); Zenith Electronics,
                                              Hubbell, Inc. (industrial
                                              electronics); Director of the
                                              Morgan Stanley Fund, Inc.,
                                              Morgan Stanley Institutional
                                              Fund, Inc. and PCS Cash Fund,
                                              Inc.; Director of the Morgan
                                              Stanley Fund, Inc., Morgan
                                              Stanley Institutional Fund,
                                              Inc. and PCS Cash Fund, Inc.

Samuel T. Reeves       Director               Chairman of the Board and CEO,
8211 North                                    Pinacle L.L.C. (investment
Fresno Street                                 firm); Director, Pacific Gas
Fresno, CA 93720                              and Electric and PG&E
(61)                                          Enterprises (utilities);
                                              Director of the Morgan Stanley
                                              Fund, Inc., Morgan Stanley
                                              Institutional Fund, Inc. and
                                              PCS Cash Fund, Inc.

Fergus Reid            Director               Chairman and Chief Executive
85 Charles Colman Blvd                        Officer of LumeLite Corporation
Pawling, NY 12564                             (injection molding firm);
(63)                                          Trustee and Director of Vista
                                              Mutual Fund Group; Director of
                                              the Morgan Stanley Fund, Inc.,
                                              Morgan Stanley Institutional
                                              Fund, Inc. and PCS Cash Fund,
                                              Inc.

Frederick O. Robertshaw  Director             Chairman Of Counsel, Bryan,
2800 North Central Avenue                     Cave (law firm); Previously
Phoenix, AZ 85004                             associated with Copple,
(61)                                          Chamberlin & Boehm, P.C. and
                                              Rake, Copple, Downey & Black,
                                              P.C. (law firms); Director of
                                              the Morgan Stanley Fund, Inc.,
                                              Morgan Stanley Institutional
                                              Fund,Inc. and PCS Cash Fund,
                                              Inc.

Frederick B. Whittemore*  Director            Advisory Director of Morgan
1251 Avenue of the                            Stanley & Co., Inc.; Vice-
Americas, 30th Flr.                           Chairman and Director of The
New York, NY 10020                            Brazilian Investment Fund,
(65)                                          Inc., The Latin American
                                              Discovery Fund, Inc., The
                                              Malaysia Fund, Inc., Morgan
                                              Stanley Africa Investment Fund,
                                              Inc., Morgan Stanley Asia-
                                              Pacific Fund, Inc., Morgan
                                              Stanley Emerging Markets Debt
                                              Fund, Inc., Morgan Stanley
                                              Emerging Markets Fund, Inc.,
                                              Morgan Stanley Fund, Inc.,
                                              Morgan Stanley Global
                                              Opportunity Bond Fund, Inc.,
                                              Morgan Stanley High Yield
                                              Fund, Inc., Morgan Stanley India
                                              Investment Fund, Inc., Morgan
                                              Stanley Institutional Fund,
                                              Inc., The Pakistan Investment
                                              Fund, Inc.,  PCS Cash Fund,
                                              Inc., The Thai Fund, Inc. and
                                              The Turkish Investment Fund,
                                              Inc.

James W. Grisham      Vice President          Principal of Morgan Stanley &
1221 Avenue of the                            Co., Inc.; Vice President of
Americas                                      Morgan Stanley Asset Management
New York, NY 10020                            Inc.; Vice President of The
(54)                                          Brazilian Investment Fund,
                                              Inc., The Latin American
                                              Discovery Fund, Inc., The
                                              Malaysia Fund, Inc., Morgan
                                              Stanley Africa Investment Fund,
                                              Inc., Morgan Stanley Asia-
                                              Pacific Fund, Inc., Morgan
                                              Stanley Emerging Markets Debt
                                              Fund, Inc., Morgan Stanley
                                              Emerging Markets Fund, Inc.,
                                              Morgan Stanley Fund, Inc.,
                                              Morgan Stanley Global
                                              Opportunity Bond Fund, Inc.,
                                              Morgan Stanley High Yield Fund,
                                              Inc., Morgan Stanley India
                                              Investment Fund, Inc., Morgan
                                              Stanley Institutional Fund,
                                              Inc., The Pakistan Investment
                                              Fund, Inc.,  PCS Cash Fund,
                                              Inc., The Thai Fund, Inc. and
                                              The Turkish Investment Fund,
                                              Inc.

Harold J. Schaaff, Jr.    Vice President      Principal of Morgan Stanley &
1221 Avenue of the                            Co.; Principal General Counsel
Americas                                      and Secretary of Morgan Stanley
New York, NY 10020                            Asset Management Inc.; Vice
(35)                                          President of The Brazilian
                                              Investment Fund, Inc., The
                                              Latin American Discovery Fund,
                                              Inc., The Malaysia Fund, Inc.,
                                              Morgan Stanley Africa
                                              Investment Fund, Inc., Morgan
                                              Stanley Asia-Pacific Fund,
                                              Inc., Morgan Stanley Emerging
                                              Markets Debt Fund, Inc., Morgan
                                              Stanley Emerging Markets Fund,
                                              Inc., Morgan Stanley Fund,
                                              Inc., Morgan Stanley Global
                                              Opportunity Bond Fund, Inc.,
                                              Morgan Stanley High Yield Fund,
                                              Inc., Morgan Stanley India
                                              Investment Fund, Inc., Morgan
                                              Stanley Institutional Fund,
                                              Inc., The Pakistan Investment
                                              Fund, Inc., The PCS Cash Fund,
                                              Inc., The Thai Fund, Inc. and
                                              The Turkish Investment Fund,
                                              Inc.

Joseph P. Stadler      Vice President         Vice President of Morgan
1221 Avenue of the                            Stanley Asset Management Inc.;
Americas                                      Previously with Price
New York, NY 10020                            Waterhouse LLP (accounting); Vice
(41)                                          President of The Brazilian
                                              Investment Fund, Inc., The
                                              Latin American Discovery Fund,
                                              Inc., The Malaysia Fund, Inc.,
                                              Morgan Stanley Africa
                                              Investment Fund, Inc., Morgan
                                              Stanley Asia-Pacific Fund,
                                              Inc., Morgan Stanley Emerging
                                              Markets Debt Fund, Inc., Morgan
                                              Stanley Emerging Markets Fund,
                                              Inc., Morgan Stanley Fund,
                                              Inc., Morgan Stanley Global
                                              Opportunity Bond Fund, Inc.,
                                              Morgan Stanley High Yield Fund,
                                              Inc., Morgan Stanley India
                                              Investment Fund, Inc., Morgan
                                              Stanley Institutional Fund,
                                              Inc., The Pakistan Investment
                                              Fund, Inc.,  PCS Cash Fund,
                                              Inc., The Thai Fund, Inc. and
                                              The Turkish Investment Fund,
                                              Inc.

Valerie Y. Lewis      Secretary               Vice President of Morgan
1221 Avenue of the                            Stanley Asset Management Inc.;
Americas                                      Previously with Citicorp
New York, NY 10020                            (banking); Secretary of The
(39)                                          Brazilian Investment Fund,
                                              Inc., The Latin American
                                              Discovery Fund, Inc., The
                                              Malaysia Fund, Inc., Morgan
                                              Stanley Africa Investment Fund,
                                              Inc., Morgan Stanley Asia-
                                              Pacific Fund, Inc., Morgan
                                              Stanley Emerging Markets Debt
                                              Fund, Inc., Morgan Stanley
                                              Emerging Markets Fund, Inc.,
                                              Morgan Stanley Fund, Inc.,
                                              Morgan Stanley Global
                                              Opportunity Bond Fund, Inc.,
                                              Morgan Stanley High Yield Fund,
                                              Inc., Morgan Stanley India
                                              Investment Fund, Inc., Morgan
                                              Stanley Institutional Fund,
                                              Inc., The Pakistan Investment
                                              Fund, Inc.,  PCS Cash Fund,
                                              Inc., The Thai Fund, Inc. and
                                              The Turkish Investment Fund,
                                              Inc.

Karl O. Hartmann      Assistant Secretary     Senior Vice President,
73 Tremont Street                             Secretary and General Counsel
Boston, MA 02108-3913                         of Chase Global Funds Services
(40)                                          Company; Senior Vice President,
                                              Secretary and General Counsel,
                                              Leland, O'Brien, Rubinstein
                                              Associates, Inc. (an investment
                                              adviser) from November 1990 to
                                              November 1991.

Sharon A. Vandiver    Assistant Secretary     Assistant Vice President, PFPC
400 Bellevue Parkway                          Inc. and PNC Bank.
Wilmington, DE 19809
(36)

Stephen M. Wynne      Treasurer               Vice President, PFPC Inc. and
400 Bellevue Parkway                          PNC Institutional Management
Wilmington, DE 19809                          Corporation.
(40)

Charles D. Curtis, Jr. Assistant Treasurer    Vice President, PFPC Inc.
400 Bellevue Parkway                          Former Secretary and Treasurer,
Wilmington, DE 19809                          Parkway Management Corporation.
(40)

___________________

*   "Interested Person" within the meaning of the 1940 Act.


Effective June 28, 1995, the Open-end Fund Complex will pay each of the nine Directors who is not an "interested person" an annual aggregate fee of $55,000, plus out-of-pocket expenses. The Open-end Fund Complex will pay each of the members of the Fund's Audit Committee, which consists of the Fund's Directors who are not "interested persons," an additional annual aggregate fee of $10,000 for serving on such a committee. The allocation of such fees will be among the three funds in the Open-end Fund Complex in direct proportion to their respective average net assets. For the fiscal year ended June 30, 1995 fees and expenses paid to the Directors of the Fund totalled $54,500. The Fund currently has no employees, as substantially all of the services necessary for the operation of the Fund are performed by Morgan Stanley Asset Management Inc., the Fund's advisor, PNC Bank, National Association (successor by merger to Provident National Bank) ("PNC Bank"), the Fund's custodian, PFPC Inc. (formerly Provident Financial Processing Corporation) ("PFPC"), the Fund's administrator and transfer and dividend disbursing agent, and Morgan Stanley & Co., Incorporated (the "Distributor"), the Fund's distributor. Except for fees paid to the Fund's Chairman, as discussed above, no officer, director or employee of Morgan Stanley Asset Management, Inc., PNC Bank, PFPC or the Distributor currently receives any compensation from the Fund.



  The aggregate compensation paid by the Fund and the Fund Complex to each of the Fund's Directors serving during the fiscal year ended June 30, 1995 is set forth in the compensation table below.

COMPENSATION TABLE

(1)                        (2)            (3)                (4)                          (5)
Name of                    Aggregate      Pension or         Estimated                  Total
Person,                    Compensation   Retirement         Annual              Compensation
Position                   From           Benefits Accrued   Benefits         From Registrant
                           Registrant     as Part of Fund    Upon            and Fund Complex
                                          Expenses           Retirement     Paid to Directors

Barton M. Biggs,*
Director and Chairman of
the Board                     N/A*                                              N/A*

John D. Barret II,*
Director                      N/A*                                              N/A*

John P. Britton,***
Director                    $10,100           -                 -             $26,600

George R. Bunn, Jr.,***
Director                    $13,650           -                 -             $32,00

A. Macdonald Caputo,***
Director                      N/A                                               N/A

Peter E. deSvastich,***
Director                    $10,100           -                 -             $29,958

Gerard E. Jones,**
Director                    $10,100           -                 -             $80,057

Warren J. Olsen,**
Director and President        N/A                                               N/A

Andrew McNally IV,*
Director                      N/A*                                              N/A*

Samuel T. Reeves,*
Director                      N/A*                                              N/A*

Fergus Reid,*
Director                      N/A*                                              N/A*

Frederick O. Robertshaw,*
Director                      N/A*                                              N/A*

Frederick B. Whittemore,**
Director (Chairman of
the Board until
June 28, 1995)              $10,400           -                 -             $57,400

*   Elected (Director) as of June 28, 1995.

**  Reelected as of June 28, 1995.

*** Resigned as of June 28, 1995.


         INVESTMENT ADVISORY, DISTRIBUTION AND SERVICING ARRANGEMENTS


ADVISORY AGREEMENTS. The advisory services provided by Morgan Stanley Asset Management Inc. (the "Advisor") and the fees received for such services are described in the Prospectus. The Advisor renders advisory services to the Portfolios pursuant to three separate Investment Advisory Agreements, each dated as of July 3, 1989 (collectively, the "Advisory Agreements). For the fiscal years ended June 30, 1995, June 30, 1994, and June 30, 1993 the Advisor received from the Fund, out of the assets of the PCS Money Market Portfolio, fees in the amount of $611,754, $686,138 and $652,763, respectively (net of voluntary fee waivers of $87,105, $109,879 and $123,416, respectively). For the fiscal years ended June 30, 1995, June 30, 1994 and June 30, 1993, the Advisor received from the Fund, out of the assets of the PCS Government Obligations Money Market Portfolio, fees in the amount of $897,867, $412,757 and $741,203, respectively (net of voluntary fee waivers of $0, $25,448 and $20,059, respectively). The Advisor and the Distributor are voluntarily waiving a portion of their respective fees until such time as they determine that the Fund's performance is competitive with other comparable funds without such waivers.


As required by various state regulations, the Advisor will reimburse the Fund or a Portfolio (as applicable) if and to the extent that the aggregate operating expenses of the Fund or the applicable Portfolio exceed applicable state limits for the fiscal year, to the extent required by such state regulations. Currently, the most restrictive of such applicable limits is 2.5% of the first $30 million of average daily net assets, 2.0% of the next $70 million of average daily net assets and 1.5% of the remaining average daily net assets. Certain expenses, such as brokerage commissions, taxes, interest and extraordinary items, are excluded from this limitation. Whether such expense limitations apply to the Fund as a whole or to a Portfolio on an individual basis depends upon the particular regulations of such states. No such reimbursements were required in any fiscal period since the Fund commenced operations.

A Portfolio bears all of its own expenses not specifically assumed by the Advisor. General expenses of the Fund not readily identifiable as belonging to a portfolio are allocated among the portfolios by or under the direction of the Fund's Board of Directors in such manner as the Board determines to be fair and equitable. Expenses borne by a portfolio include, but are not limited to, the following (or a portfolio's share of the following): (a) the cost (including brokerage commissions) of securities purchased or sold by a portfolio and any losses incurred in connection therewith; (b) fees payable to and expenses incurred on behalf of a portfolio by the Advisor; (c) expenses of organizing the Fund; (d) certain of the filing fees and expenses relating to the registration and qualification of the Fund and a portfolio's shares under federal and/or state securities laws and maintaining such registrations and qualifications; (e) fees and salaries payable to the Fund's directors and officers; (f) taxes (including any income or franchise taxes) and governmental fees; (g) costs of any liability and other insurance or fidelity bonds; (h) any costs, expenses or losses arising out of a liability of or claim for damages or other relief asserted against the Fund or a portfolio for violation of any law; (i) legal, accounting and auditing expenses, including legal fees of special counsel for the independent directors; (j) charges of custodians and other agents; (k) expenses of setting in type and printing prospectuses, statements of additional information and supplements thereto for existing shareholders, reports, statements, and confirmations to shareholders and proxy material that are not attributable to a class; (l) costs of mailing prospectuses, statements of additional information and supplements thereto to existing shareholders, as well as reports to shareholders and proxy material;
(m) any extraordinary expenses; (n) fees, voluntary assessments and other expenses incurred in connection with membership in investment company organizations; (o) costs of mailing and tabulating proxies and costs of shareholders' and directors' meetings; (p) costs of the Advisor's use of independent pricing services to value a portfolio's securities; (q) the cost of investment company literature and other publications provided by the Fund to its directors and officers; (r) distribution expenses; (s) transfer agency expenses; (t) expenses of preparation, printing and mailing prospectuses, statements of additional information, proxy statements and reports to shareholders; and (u) organizational expenses and registration fees.


Under the Advisory Agreement, the Advisor will not be liable for any error of judgment or mistake of law or for any loss suffered by the Fund or a Portfolio in connection with the performance of the Advisory Agreement, except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of the Advisor in the performance of its duties or from reckless disregard of its duties and obligations thereunder.



Each Advisory Agreement was approved by the Fund's initial shareholder on June 30, 1989 and was most recently approved on June 28, 1995 by a vote of the Fund's Board of Directors, including a majority of those directors who are not parties to the Advisory Agreement or "interested persons" of such parties. Each Advisory Agreement is terminable by vote of the Fund's Board of Directors or by the holders of a majority of the outstanding voting securities of the Portfolios, at any time without penalty, on 90 days' written notice to the Advisor. Each Advisory Agreement may also be terminated by the Advisor on 60 days' written notice to the Fund. Each Advisory Agreement terminates automatically in the event of its assignment.



ADMINISTRATION AGREEMENT. PFPC serves as Administrator of the Fund pursuant to an Administration Agreement dated as of July 3, 1989. The services provided and fees received by PFPC are described in the Fund's prospectus. PFPC, may, on 30 days' notice to the Fund, assign its duties as Administrator to any other affiliate of PNC Financial Corp. For administrative services for the Fund for the fiscal years ended June 30, 1995, June 30, 1994 and June 30, 1993 the Fund paid the Administrator aggregate fees of $346,829 ($155,302 for services to the PCS Money Market Portfolio and $191,527 for services to the PCS Government Obligations Money Market Portfolio), $283,085 ($175,775 for services to the PCS Money Market Portfolio and $107,310 for services to the PCS Government Obligations Money Market Portfolio) and $339,279 ($171,956 for services to the PCS Money Market Portfolio and $167,323 for services to the PCS Government Obligations Money Market Portfolio), respectively.


CUSTODIAN AND TRANSFER AGENCY AGREEMENTS.  PNC Bank is custodian of the
Fund's assets pursuant to a custodian agreement dated as of July 3, 1989 (the "Custodian Agreement"). Under the Custodian Agreement, PNC Bank (a) maintains a separate account or accounts in the name of the Portfolios (b) holds and transfers portfolio securities on account of the Portfolios, (c) accepts receipts and makes disbursements of money on behalf of the Portfolios, (d) collects and receives all income and other payments and distributions on account of the Portfolios' portfolio securities and (e) makes periodic reports to the Fund's Board of Directors concerning the Portfolios' operations. PNC Bank is authorized to select one or more banks or trust companies to serve as sub-custodian on behalf of the Fund, provided that PNC Bank remains responsible for the performance of all its duties under the Custodian Agreement and holds the Fund harmless from the acts and omissions of any sub-custodian.

PFPC serves as the transfer and dividend disbursing agent for the Fund pursuant to a Transfer Agency Agreement dated as of July 3, 1989 (the "Transfer Agency Agreement"), under which PFPC (a) issues and redeems shares of the Portfolios, (b) addresses and mails all communications by the Portfolios to record owners of shares, including reports to shareholders, dividend and distribution notices and proxy materials for its meetings of shareholders, (c) maintains shareholder accounts and, if requested, sub-accounts and (d) makes periodic reports to the Fund's Board of Directors concerning the operations of the Portfolios. PFPC may, on 30 days' notice to the Fund, assign its duties as transfer and dividend disbursing agent to any other affiliate of PNC Financial Corp.


DISTRIBUTION AGREEMENTS AND PLANS. Pursuant to the terms of separate distribution contracts, dated as of July 3, 1989 (the "Distribution Contracts") entered into by the Distributor and the

Fund on behalf of the Portfolios, and a separate Plan of Distribution for each Portfolio (the "Plans"), all of which were adopted by the Fund in the manner prescribed by Rule 12b-1 under the 1940 Act, the Distributor will use its best efforts to distribute shares of the Portfolios. As compensation for its distribution services, the Distributor will receive, pursuant to the terms of the Distribution Contracts, a distribution fee, to be calculated daily and paid monthly, at the annual rate set forth in the Prospectus. The Distributor currently proposes to re-allow up to all of its distribution payments to broker/dealers for selling shares of the Portfolios based on a percentage of the amounts invested by their customers. For the fiscal years ended June 30, 1995, June 30, 1994, and June 30, 1993 the Distributor received fees from the Fund for distribution of the PCS Money Market Portfolio of $545,816, $619,125 and $603,695, respectively, (net of voluntary fee waivers of $230,695, $265,339 and $258,726, respectively) and paid from the fees it received $173,196, $161,796 and $219,161, respectively, to broker dealers as compensation for selling shares of such Portfolio. For the fiscal years ended June 30, 1995, June 30, 1994 and June 30, 1993, the Distributor received fees from the Fund for distribution of the PCS Government Obligations Money Market Portfolio of $661,194, $252,061 and $462,592, respectively (net of voluntary fee waivers of $351,869, $234,833 and $390,097, respectively) and paid from the fees it received $62,899, $122,228 and $163,790, respectively, to broker dealers as compensation for selling shares of such Portfolio. The Advisor and the Distributor are voluntarily waiving a portion of their respective fees until such time as they determine that the Fund's performance is competitive with other comparable funds without such waivers.



Each of the Distribution Contracts provides that it shall continue in effect for a period of more than two years from the date of its execution only so long as such continuance is specifically approved at least annually by the Board of Directors or by the shareholders in the manner prescribed by the 1940 Act. Each Distribution Contract also provides, in substance, for its automatic termination in the event of its assignment. The Distribution Contracts were most recently approved by the Fund's Board of Directors on June 28, 1995.



The Plans with respect to the Portfolios were approved on June 7, 1989 and most recently on June 28, 1995 by the Fund's Board of Directors, including the directors who are not "interested persons" of the Fund and who have no direct or indirect financial interest in the operation of the Plans or any agreements related to the Plans ("12b-1 Directors"). The Plans with respect to the Portfolios were also approved by the Fund's sole shareholder on June 30, 1989.


Among other things, the Plans provide that: (1) the Distributor shall be required to submit quarterly reports to the directors of the Fund regarding all amounts expended under the Plans and the purposes for which such expenditures were made, including commissions, advertising, printing, interest, carrying charges and any allocated overhead expenses; (2) the Plans will continue in effect only so long as they are approved at least annually, and any material amendment thereto is approved, by the Fund's directors, including the 12b-1 Directors, acting in person at a meeting called for said purpose; (3) the aggregate amount to be spent by the Fund on the distribution of the Fund's shares of the Portfolios under the Plans shall not be materially increased without the affirmative vote of the holders of a majority of the Fund's shares in a Portfolio; and (4) while the Plans remain in effect, the selection and nomination of the Fund's directors who are not "interested persons" of the Fund (as defined in the 1940 Act) shall be committed to the discretion of the directors who are not interested persons of the Fund.


                            PORTFOLIO TRANSACTIONS

The Portfolios intend to purchase securities with remaining maturities of 397 days or less, except for securities that are subject to repurchase agreements (which in turn may have maturities of 397 days or less), and variable rate securities with remaining maturities of 397 days or more so long as such securities comply with conditions established by the SEC under which they may be considered to have remaining maturities of 397 days or less. Because each Portfolio intends to purchase only securities with remaining maturities of 397 days or less, its respective portfolio turnover rate will be relatively high. However, because brokerage commissions will not normally be paid with respect to investments made by a Portfolio, the turnover rate should not adversely affect a Portfolio's net asset value or net income. The Portfolios do not intend to seek profits through short term trading.

Purchases of portfolio securities by the Portfolios are made from dealers, underwriters and issuers; sales are made to dealers and issuers. The Portfolios do not currently expect to incur any brokerage commission expense on such transactions because money market instruments are generally traded on a "net" basis with dealers acting as principal for their own accounts without a stated commission. The price of the security, however, usually includes a profit to the dealer. Securities purchased in underwritten offerings include a fixed amount of compensation to the underwriter, generally referred to as the underwriter's concession or discount. When securities are purchased directly from or sold directly to an issuer, no commissions or discounts are paid. It is the policy of the Portfolios to give primary consideration to obtaining the most favorable price and efficient execution of transactions.
In seeking to implement the policies of the Portfolios, the Advisor will effect transactions with those dealers it believes provide the most favorable prices and are capable of providing efficient executions. In no instance will portfolio securities be purchased from or sold to the Distributor, the Advisor, or any affiliated person (as defined in the 1940 Act) of the foregoing entities except to the extent permitted by SEC exemptive order or by applicable law.

The Advisor may seek to obtain an undertaking from issuers of commercial paper or dealers selling commercial paper to consider the repurchase of such securities from the Portfolios prior to their maturity at their original cost plus interest (sometimes adjusted to reflect the actual maturity of the securities), if it believes that the Portfolios' anticipated need for liquidity makes such action desirable. Any such repurchase prior to maturity reduces the possibility that a Portfolio would incur a capital loss in liquidating commercial paper (for which there is no established market), especially if interest rates have risen since acquisition of the particular commercial paper.


Investment decisions for the Portfolios and for other investment accounts managed by the Advisor are made independently of each other in the light of differing conditions. However, the same investment decision may occasionally be made for two or more of such accounts. In such cases, simultaneous transactions are inevitable. Purchases or sales are then averaged as to price and allocated as to amount according to a formula deemed equitable to each such account. While in some cases this practice could have a detrimental effect upon the price or value of the security as far as a Portfolio is concerned, in other cases it is believed to be beneficial to a Portfolio. The Portfolios will not purchase securities during the existence of any underwriting or selling group relating to such security of which the Distributor or any affiliated person (as defined in the 1940 Act) thereof is a member except pursuant to procedures adopted by the Fund's Board of Directors pursuant to Rule 10f-3 under the 1940 Act. Among other things, these procedures, which will be reviewed by the Fund's directors annually, require that the commission paid in connection with such a purchase be reasonable and fair, that the purchase be at not more than the public offering price prior to the end of the first business day after the date of the public offer, and that the Advisor not participate in or benefit from the sale to the Portfolio. The Fund paid no brokerage commissions in the fiscal years ended June 30, 1995, June 30, 1994 and June 30, 1993.



The Fund is required to identify any securities of its "regular brokers or dealers" (as such term is defined in the 1940 Act) which the Fund has acquired during its most recent fiscal year. As of June 30, 1995, the PCS Money Market Portfolio held a 6.05% repurchase agreement issued by Goldman, Sachs & Co. valued at $35,380,000 and the PCS Government Obligations Money Market Portfolio held a

6.05% repurchase agreement issued by Goldman Sachs & Co. valued at $11,930,000 Goldman Sachs & Co. is a "regular broker or dealer" of the Fund.


                       PURCHASE AND REDEMPTION INFORMATION

The Fund reserves the right, if conditions exist which make cash payments undesirable, to honor any request for redemption or repurchase of the Portfolio's shares by making payment in whole or in part in securities chosen by the Fund and valued in the same way as they would be valued for purposes of computing each Portfolio's net asset value. If payment is made in securities, a shareholder may incur transaction costs in converting these securities into cash. The Fund has elected, however, to be governed by Rule 18f-1 under the 1940 Act so that a Portfolio is obligated to redeem its shares solely in cash up to the lesser of $250,000 or 1% of its net asset value during any 90-day period for any one shareholder of a Portfolio.

Under the 1940 Act, a Portfolio may suspend the right of redemption or postpone the date of payment upon redemption for any period during which the New York Stock Exchange (the "NYSE") is closed (other than customary weekend and holiday closings), or during which trading on said Exchange is restricted, or during which (as determined by the SEC by rule or regulation) an emergency exists as a result of which disposal or valuation of portfolio securities is not reasonably practicable, or for such other periods as the SEC may permit. (A Portfolio may also suspend or postpone the recordation of the transfer of its shares upon the occurrence of any of the foregoing conditions.)

                            VALUATION OF SHARES

The Fund intends to use its best efforts to maintain the net asset value of each Portfolio at $1.00 per share. However, there is no assurance that each Portfolio will maintain a stable net asset value of $1.00 per share. Net asset value per share, the value of an individual share in a Portfolio, is computed by dividing a Portfolio's net assets by the number of outstanding shares of that Portfolio. A Portfolio's "net assets" equal the value of that Portfolio's investments and other securities less its liabilities. The Fund's net asset value per share is computed twice each day, as of 12:00 noon
(Eastern Time) and as of the close of trading on the NYSE, on each Business Day. "Business Day" means each day, Monday through Friday, when the NYSE and the Federal Reserve Bank of Philadelphia (the "FRB") are open. Currently, the NYSE or the FRB, or both, are closed on New Year's Day, Martin Luther King, Jr.'s Birthday, Presidents' Day, Good Friday, Memorial Day, Independence Day,
Labor     Day, Columbus Day, Veteran's Day, Thanksgiving Day and Christmas Day.

The Fund calculates the value of the portfolio securities of the Portfolios by using the amortized cost method of valuation. Under this method the market value of an instrument is approximated by amortizing the difference between the acquisition cost and value at maturity of the instrument on a straight-line basis over the remaining life of the instrument. The effect of changes in the market value of a security as a result of fluctuating interest rates is not taken into account. The market value of debt securities usually reflects yields generally available on securities of similar quality. When such yields decline, market values can be expected to increase, and when yields increase, market values can be expected to decline. In addition, if a large number of redemptions take place at a time when interest rates have increased, a Portfolio may have to sell portfolio securities prior to maturity and at a price which might not be as desirable.

The amortized cost method of valuation may result in the value of a security being higher or lower than its market price, the price a Portfolio would receive if the security were sold prior to maturity. The Fund's Board of Directors has established procedures for the purpose of maintaining a constant net asset value of $1.00 per share for the Portfolio, which include a review of the extent of any deviation of net asset value per share, based on available market quotations, from the $1.00 amortized cost per share. Should that deviation exceed 1/2 of 1% for a Portfolio, the Board of Directors will promptly consider whether any action should be initiated to eliminate or reduce material dilution or other unfair results to shareholders. Such action may include redeeming shares in kind, selling portfolio securities prior to maturity, reducing or withholding dividends, and utilizing a net asset value per share as determined by using available market quotations.

Each Portfolio will maintain a dollar-weighted average portfolio maturity of 90 days or less, will not purchase any instrument with a deemed maturity under Rule 2a-7 of the 1940 Act ("Rule 2a-7") greater than 397 days and will limit portfolio investments, including repurchase agreements (where permitted), to those instruments contained on the Advisor's list of securities in which the Portfolio may invest (the "Approved List"). All securities on the Approved List must, as required by Rule 2a-7, be "Eligible Securities," present minimal credit risks, be U.S. dollar denominated and have a remaining maturity of 397 days or less. (See the "Appendix" for the definition of "Eligible Security.") The Board of Directors has adopted guidelines to be used by the Advisor in making the foregoing determinations and the Advisor will comply with certain reporting and recordkeeping procedures concerning such determinations. In the event amortized cost ceases to represent fair value in the judgment of the Fund's Board of Directors, the Board will take such actions as it deems appropriate.

In determining the approximate market value of portfolio investments, the Fund may employ outside organizations, which may use a matrix or formula method that takes into consideration market indices, matrices, yield curves and other specific adjustments. This may result in the securities being valued at a price different from the price that would have been determined had the matrix or formula method not been used. All cash, receivables and current payables are carried on the Fund's books at their face value. Other assets, if any, are valued at fair value as determined in good faith by the Fund's Board of Directors.


PERFORMANCE INFORMATION. For the seven day period ended June 30, 1995, the current yield for the PCS Money Market Portfolio and the PCS Government Obligations Money Market Portfolio was 5.01% and 5.08%, respectively and the effective yield for each Portfolio was 5.14% and 5.21%, respectively. The PCS Tax-Free Money Market Portfolio was not in operation during that period.


Each Portfolio's current and effective yield are computed using standardized methods required by the SEC. The annualized yield for a Portfolio is computed by: (a) determining the net change in the value of a hypothetical account having a balance of one share at the beginning of a seven-calendar day period;
(b) dividing the net change by the value of the account at the beginning of the period to obtain the base period return; and (c) annualizing the results (i.e., multiplying the base period return by 365/7). The net change in the value of the account reflects the value of additional shares purchased with dividends declared and all dividends declared on both the original share and such additional shares, but does not include realized gains and losses or unrealized appreciation and depreciation. Compound effective yields are computed by adding 1 to the base period return (calculated as described above), raising the sum to a power equal to 365/7 and subtracting 1. The PCS Tax-Free Money Market Portfolio's tax-equivalent yield is also computed using a standardized method required by the SEC. Such yield is determined by dividing the tax-exempt portion of the Portfolio's effective yield for a stated seven day period by one minus the investor's income tax rate and adding the product to the portion of the yield for the same seven day period that is not tax-exempt. The resulting yield is what the investor would need to earn from a taxable investment in order to realize an after-tax benefit equal to the tax-free yield provided by the Portfolio.

Yield may fluctuate daily and does not provide a basis for determining future yields. Because the yields of the Portfolios will fluctuate, it cannot be compared with yields on savings account or other investment alternatives that provide an agreed to or guaranteed fixed yield for a stated period of time. However, yield information may be useful to an investor considering temporary investments in money market instruments. In comparing the yield of one money market fund to another, consideration should be given to each fund's investment policies, including the types of investments made, lengths of maturities of the portfolio securities, the method used by each fund to compute the yield (methods may differ) and whether there are any special account charges which may reduce the effective yield.

The yields on certain obligations, including the money market instruments in which the Portfolios invest (such as commercial paper and bank obligations), are dependent on a variety of factors, including general money market conditions, conditions in the particular market for the obligation, the financial condition of the issuer, the size of the offering, the maturity of the obligation and the ratings of the issue. The ratings of Moody's Investors Service and Standard & Poor's Corporation represent their respective opinions as to the quality of the obligations they undertake to rate. Ratings, however, are general and are not absolute standards of quality. Consequently, obligations with the same rating, maturity and interest rate may have different market prices. In addition, subsequent to its purchase by a Portfolio, an issue may cease to be rated or may have its rating reduced below the minimum required for purchase. In such an event, the Advisor will consider whether a Portfolio should continue to hold the obligation.

                                      TAXES

The following discussion of federal income tax consequences is based on the Internal Revenue Code of 1986, as amended (the "Code") and the regulations issued thereunder as in effect on the date of this Statement of Additional Information. New legislation, as well as administrative changes or court decisions, may significantly change the conclusions expressed herein, and may have a retroactive effect with respect to the transactions contemplated herein.

  The following is only a summary of certain additional tax considerations generally affecting each Portfolio and its shareholders that are not described in the Fund's Prospectus. No attempt is made to present a detailed explanation of the tax treatment of each Portfolio or its shareholders, and the discussion here and in the Fund's Prospectus is not intended as a substitute for careful tax planning. Investors are urged to consult their tax advisers with specific reference to their own tax situations.

Each Portfolio will elect to be taxed as a regulated investment company ("RIC") under Subchapter M of the Code. As a RIC, each Portfolio is exempt from federal income tax on its net investment income and its net realized short-term and long-term capital gains which it distributes to shareholders, provided that it distributes each year an amount equal to at least the sum of
(a) 90% of its investment company taxable income (including, for this purpose, its net realizes short-term capital gains), if any, for the year and (b) 90% of its net tax-exempt interest income, if any, for the year (the "Distribution Requirement") and satisfies certain other requirements of the Code that are described below to the extent that they relate to the investments contemplated by the Portfolios. The Distribution Requirement for any year may be waived if a RIC establishes to the satisfaction of the Internal Revenue Service that it is unable to satisfy the Distribution Requirement by reason of distributions previously made for the purpose of avoiding liability for federal excise tax (discussed below).

In addition to satisfaction of the Distribution Requirement each Portfolio generally must derive at least 90% of its gross income each taxable year from dividends, interest, certain payments with respect to securities loans and gains from the sale or other disposition of stock or securities, or from other income derived with respect to its business of investing in such stock or securities (the "Income Requirement"), and generally must derive less than 30% of its gross income each taxable year from the sale or other disposition of stocks or securities held for less than three months (the "Short-Short Gain Test").

In addition to the foregoing requirements, at the close of each quarter of its taxable year, at least 50% of the market value of each Portfolio's assets must consist of cash and cash items, U.S. Government securities, securities of other RICs, and securities of other issuers (as to which such Portfolio has not invested more than 5% of the value of its total assets in securities of such issuer and as to which such Portfolio does not hold more than 10% of the outstanding voting securities of such issuer), and no more than 25% of the market value of each Portfolio's total assets may be invested in the securities (other than U.S. Government securities and securities of other
RICs) of any one issuer, or of two or more issuers which a Portfolio controls and which are engaged in the same, similar or related trades or businesses.

While the Portfolios do not expect to realize long-term capital gains, any net long-term capital gain, in excess of net short-term capital loss ("net capital gain"), such as gain from the sale of debt securities and Municipal Obligations, will be distributed annually. A Portfolio will not have income tax liability with respect to such gains, and the distributions will be taxable to Portfolio shareholders as long-term capital gains, regardless of how long a shareholder has held Portfolio shares.

If for any taxable year a Portfolio does not qualify as a RIC, all of its taxable income will be subject to tax at regular corporate rates without any deduction for distributions to shareholders, and all distributions will be taxable to shareholders as ordinary dividends to the extent of that Portfolio's current and accumulated earnings and profits. Such distributions will be eligible for the dividends received deduction in the case of corporate shareholders.

  Shareholders will be advised annually as to the federal income tax status of distributions made by the Portfolios during the year.

  The Code imposes a non-deductible 4% federal excise tax on RICs that do not distribute in each calendar year an amount equal to 98 percent of their ordinary income for the calendar year plus 98 percent of their capital gain net income (the excess of short and long-term capital gains over short and long-term capital losses) for the 1-year period ending on October 31 of such calendar year, plus certain other amounts. The balance of such income must be distributed during the next calendar year. For the foregoing purposes, a company is treated as having distributed any amount on which it is subject to income tax for any taxable year ending in such calendar year. Because the Portfolios intend to distribute all of their taxable income currently, the Portfolios do not anticipate incurring any liability for this excise tax.

The Fund will be required in certain cases to withhold and remit to the United States Treasury 31% of distributions paid to any shareholder (1) who has provided either an incorrect tax identification number or no number at all, (2) who is subject to backup withholding by the Internal Revenue Service for failure to report the receipt of interest or dividend income properly, or
(3) who has failed to certify to the Fund that such taxpayer is not subject to backup withholding.

Although each Portfolio expects to qualify as a RIC and to be relieved of all or substantially all federal income taxes, depending upon the extent of its activities in states and localities in which its offices are maintained, in which its agents or independent contractors are located or in which it is otherwise deemed to be conducting business, each Portfolio may be subject to the tax laws of such states or localities.

ADDITIONAL CONSIDERATIONS FOR THE PCS TAX-FREE MONEY MARKET PORTFOLIO

In order for the PCS Tax-Free Money Market Portfolio to pay exempt interest dividends during any taxable year, at the close of each quarter of its taxable year at least 50% of the value of the Portfolio's assets must consist of certain tax-exempt obligations. Exempt-interest dividends distributed to shareholders are not included in the shareholder's gross income for regular federal income tax purposes. Exempt-interest dividends may, however, be subject to the alternative minimum tax (the "AMT") imposed by Section 55 and, in the case of corporate taxpayers, the Code or the environmental tax (the "Environmental Tax") imposed by Section 59A of the Code. The AMT and the Environmental Tax may be imposed in two circumstances. First, exempt-interest dividends derived from certain "private activity bonds" issued after August 7, 1986, will generally be an item of tax preference (and therefore potentially subject to the AMT and the Environmental Tax) for both corporate and non-corporate taxpayers. Second, in the case of exempt-interest dividends received by corporate shareholders, all exempt-interest dividends, regardless of when the bonds from which they are derived were issued or whether they are derived from private activity bonds, will be included in the corporation's "adjusted current earnings," as defined in Section 56(g) of the Code, in calculating the corporation's alternative minimum taxable income for purposes of determining the AMT and the Environmental Tax.

The deduction otherwise allowable to property and casualty insurance companies for "losses incurred" will be reduced by an amount equal to a portion of exempt-interest dividends received or accrued during any taxable year. Foreign corporations engaged in a trade or business in the United States will be subject to a "branch profits tax" on their "dividend equivalent amount" for the taxable year, which will include exempt-interest dividends. Certain Subchapter S corporations may also be subject to taxes on their "passive investment income," which could include exempt-interest dividends.
Up to 85% (depending on the taxpayer's income) of the Social Security benefits or railroad retirement benefits received by an individual during any taxable year will be included in the gross income of such individual depending upon the individual's "modified adjusted gross income" (which includes exempt-interest dividends).

The PCS Tax-Free Money Market Portfolio may not be an appropriate investment for persons (including corporations and other business entities) who are "substantial users" (or persons related to such users) of facilities financed by industrial development or private activity bonds. A "substantial user" is defined generally to include certain persons who regularly use such a facility in their trade or business. Such entities or persons should consult their tax advisors before purchasing Shares of this Portfolio.

Issuers of bonds purchased by the PCS Tax-Free Money Market Portfolio (or the beneficiary of such bonds) may have made certain representations or covenants in connection with the issuance of such bonds to satisfy certain requirements of the Code that must be satisfied subsequent to the issuance of such bonds. Investors should be aware that exempt-interest dividends derived from such bonds may become subject to federal income taxation retroactively to the date of issuance thereof if such representations are determined to have been inaccurate or if the issuer of such bonds (or the beneficiary of such bonds) fails to comply with such covenants.

Distributions of net investment income received by the PCS Tax-Free Money Market Portfolio from investments in debt securities (other than interest on tax-exempt Municipal Obligations) and any net short-term capital gains distributed by the Portfolio will be taxable to shareholders as ordinary income and will not be eligible for the dividends received deduction for corporate shareholders. Although the PCS Tax-Free Money Market Portfolio generally does not expect to receive net investment income other than Tax-Exempt Interest, up to 20% of the net assets of the Portfolio may be invested in Municipal Obligations that do not bear Tax-Exempt Interest, and any taxable income recognized by the Portfolio will be distributed and taxed to its shareholders.

                 ADDITIONAL INFORMATION CONCERNING FUND SHARES

The Fund does not currently intend to hold annual meetings of shareholders except as required by the 1940 Act or the Maryland General Corporation law. Shareholders have the right to call for a special meeting of shareholders to consider the removal of one or more directors upon the written request of those shareholders entitled to cast at least 10 percent of all the votes entitled to be cast at such a meeting. To the extent required by law, the Fund will assist in shareholder communication in such matters.

Unless otherwise provided by federal or state law, or by the Fund's Articles of Incorporation, the Fund may take or authorize any corporate action upon the favorable vote of the holders of more than 50% of all of the outstanding shares of Common Stock voting without regard to Portfolio.

                                  MISCELLANEOUS


COUNSEL. The law firm of Morgan, Lewis & Bockius LLP serves as counsel to the Fund.

INDEPENDENT ACCOUNTANTS. Coopers & Lybrand L.L.P. serves as the Fund's independent accountants. The Fund's financial statements which appear in this Statement of Additional Information have been audited by Coopers & Lybrand L.L.P., as set forth in their report, which also appears in this Statement of Additional Information. Coopers & Lybrand L.L.P. has offices at 2400 Eleven Penn Center, Philadelphia, Pennsylvania 19103.

CONTROL PERSONS. The names and address of the holders of 5% or more of the outstanding shares of the Fund's PCS Money Market Portfolio and PCS Government Obligations Money Market Portfolio as of September 30, 1995, and the percentage of outstanding shares of each such Portfolio owned by such shareholders as of such date, to Fund Management's knowledge, are as follows:



PCS Money Market Portfolio. As of September 30, 1995, there was one beneficial owner of 5% or more of the outstanding shares of the PCS Money Market Portfolio.

Amoco Sub Custodian Chase Manhattan, One Pierrepont Plaza, 10th Floor, Brooklyn, New York 11201, owned 7% of such Portfolio's total outstanding shares.

PCS Government Obligations Money Market Portfolio. As of September 30, 1995 there were four beneficial owners of 5% or more of the outstanding shares of the PCS Government Obligations Money Market Portfolio: Zweig-Dimenna Partnership L.P. c/o Prime Brokerage, Attn: Sheung Tam, One Pierrepont Plaza, 10th Floor, Brooklyn, New York 11021 owned 12% of such Portfolio's total outstanding shares; Desantis Capital Management A/C Desantis Capital Partners, One Busch Street, Suite 1800, San Francisco, California 94104, owned 23% of such Portfolio's total outstanding shares; Zweig-Dimenna Special Opportunities, L.P., Attn: Sheung Tam, One Pierrepont Plaza, 10th FLoor, Brooklyn, New York 11201, owned 7% of such Portfolio's total outstanding shares; and Boston Safe Deposit & Trust Company As Trustee for the Kodak Retirement Income Plan c/o Wyser-Pratte & Co., Inc., 63 Wall Street, 24th Floor, New York, New York 10005, owned 6% of such Portfolio's total outstanding shares.

  As of October 11, 1995, the directors and officers of the Fund owned, beneficially or of record, an aggregate of less than 1% of the Fund's outstanding shares of either Portfolio on such date.


LITIGATION.  There is currently no material litigation affecting the Fund.

BANKING LAWS. Banking laws and regulations currently prohibit a bank holding company registered under the Federal Bank Holding Company Act of 1956 or any bank or non-bank affiliate thereof from sponsoring, organizing, controlling or distributing the shares of a registered, open-end investment company continuously engaged in the issuance of its shares, and prohibit banks generally from issuing, underwriting, selling or distributing securities, but such banking laws and regulations do not prohibit such a holding company or affiliate or banks generally from acting as investment advisor, transfer agent or custodian to such an investment company, or from purchasing shares of such a company as agent for and upon the order of such a customer. PNC Bank and PFPC are subject to such banking laws and regulations.


                           FINANCIAL STATEMENTS

     SEE NEXT PAGE.

                               PCS CASH FUND, INC.

                             MONEY MARKET PORTFOLIO
                             STATEMENT OF NET ASSETS

                                  JUNE 30, 1995

                                                               FACE
                                                              AMOUNT
                                                               (000)          VALUE
                                                             -----------  ------------
AGENCY OBLIGATIONS (38.0%)

      Federal Home Loan Mortgage Corporation Discount Notes
        5.87%, 07/05/95 ...................................  $     9,104  $ 9,098,062
        5.88%, 07/14/95 ...................................        5,000    4,989,383
        5.85%, 07/21/95 ...................................       10,000    9,967,500
        5.91%, 07/24/95 ...................................        5,000    4,981,121
      Federal National Mortgage Association Discount Notes
        5.87%, 07/05/95 ...................................        6,140    6,135,995
        5.86%, 07/06/95 ...................................        5,000    4,995,931
        5.87%, 07/07/95 ...................................        5,305    5,299,810
        5.91%, 08/04/95 ...................................        5,000    4,972,092
        5.70%, 09/07/95 ...................................        5,000    4,946,167
        5.81%, 09/08/95 ...................................        5,000    4,944,321
        5.88%, 11/14/95 ...................................        5,000    4,888,933
                                                                          -----------
   TOTAL AGENCY OBLIGATIONS (COST $65,219,315) ............                65,219,315
                                                                          -----------
COMMERCIAL PAPER (8.7%)
      FINANCIAL (5.8%)
        ABN - AMRO Bank , 5.86%, 10/16/95 .................        5,000    4,912,914
        UBS Financial Inc. , 6.13%, 07/05/95 ..............        5,000    4,996,597
                                                                          -----------
        TOTAL FINANCIAL ...................................                 9,909,511
                                                                          -----------
      OIL & GAS (2.9%)
        Koch Industries, Inc. , 6.20%, 07/05/95 ...........        5,000    4,996,555
                                                                          -----------
   TOTAL COMMERCIAL PAPER (COST $14,906,066) ..............                14,906,066
                                                                          -----------
U.S. TREASURY OBLIGATIONS (2.9%)
      U.S. TREASURY BILL
        6.28%, 10/19/95 ...................................        5,000    4,904,056
                                                                          -----------
   TOTAL U.S. TREASURY OBLIGATIONS (COST $4,904,056) ......                 4,904,056
                                                                          -----------

                 See accompanying notes to financial statements

                               PCS CASH FUND, INC.

                             MONEY MARKET PORTFOLIO
                       STATEMENT OF NET ASSETS (CONTINUED)

                                  JUNE 30, 1995

                                                                    FACE
                                                                   AMOUNT
                                                                    (000)         VALUE
                                                                 -----------  ------------
VARIABLE RATE OBLIGATIONS (29.7%)
      Federal National Mortgage Association Floating Rate Notes
        5.97%, 07/03/95** .....................................  $     5,000  $ 4,999,708
        5.58%, 07/05/95** .....................................        5,000    5,000,000
        5.58%, 07/05/95** .....................................        6,000    6,000,000
        6.02%, 07/07/95** .....................................       15,000   15,000,000
      General Electric Capital Corporation Floating Rate Note
        6.35%, 07/03/95** .....................................        5,000    5,000,000
      Student Loan Marketing Association Floating Rate Note
        5.86%, 07/05/95** .....................................       15,000   15,014,549
                                                                              -----------
   TOTAL VARIABLE RATE OBLIGATIONS (COST $51,014,257) .........                51,014,257
                                                                              -----------
REPURCHASE AGREEMENT (20.6%)
      Goldman   Sachs  &  Co.   6.05%,  07/02/95,   (Agreement
        dated 06/30/95,  to  be  repurchased  at   $35,397,837
        collateralized  by  $24,640,000,  U.S.  Treasury Bonds
        10.625%,  due   08/15/15.   The   total   market value
        and accrued interest of the collateral is $37,100,710)
        (cost $35,380,000)  ....................................      35,380   35,380,000
                                                                             ------------
TOTAL INVESTMENTS (COST $171,423,694*) ..............     99.9%               171,423,694
OTHER ASSETS ........................................      0.3%                   484,534
LIABILITIES .........................................     (0.2%)                 (393,661)
                                                         -----               ------------
NET ASSETS (BASED ON 171,526,234 SHARES, HAVING A PAR
   VALUE OF $.001 PER SHARE) ........................    100.0%              $171,514,567
                                                         =====               ============
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER
   SHARE ($171,514,567 / 171,526,234 SHARES
   OUTSTANDING) .....................................                               $1.00
                                                                                    =====

----------------

 * Also cost for Federal income tax purposes.

** Variable Rate  Obligations  -- the interest rate shown is the rate as of June
   30, 1995 and the maturity date is the shorter of the next interest  readjustment date or the date the principal amount can be recovered through demand.

                 See accompanying notes to financial statements.

                               PCS CASH FUND, INC.

                  GOVERNMENT OBLIGATIONS MONEY MARKET PORTFOLIO
                             STATEMENT OF NET ASSETS

                                  JUNE 30, 1995

                                                                    FACE
                                                                   AMOUNT
                                                                    (000)         VALUE
                                                                 -----------  ------------
AGENCY OBLIGATIONS (36.8%)

      Federal Home Loan Mortgage Corporation Discount Note
        5.88%, 07/14/95 .......................................  $     5,000  $ 4,989,383
      Federal National Mortgage Association Discount Notes
        5.86%, 07/06/95 .......................................       10,000    9,991,861
        5.70%, 09/07/95 .......................................        5,000    4,946,167
        5.81%, 09/08/95 .......................................        5,000    4,944,321
                                                                              -----------
   TOTAL AGENCY OBLIGATIONS (COST $24,871,732) ................                24,871,732
                                                                              -----------
U.S. TREASURY OBLIGATIONS (21.8%)
      U.S. TREASURY BILL
        6.28%, 10/19/95 .......................................       15,000   14,712,167
                                                                              -----------
   TOTAL U.S. TREASURY OBLIGATIONS (COST $14,712,167) .........                14,712,167
                                                                              -----------
VARIABLE RATE OBLIGATIONS (23.7%)
      Federal National Mortgage Association Floating Rate Notes
        5.97%, 07/03/95** .....................................        5,000    4,999,708
        5.58%, 07/05/95** .....................................        5,000    5,000,000
        5.58%, 07/05/95** .....................................        6,000    6,000,000
                                                                              -----------
   TOTAL VARIABLE RATE OBLIGATIONS (COST $15,999,708) .........                15,999,708
                                                                              -----------
REPURCHASE AGREEMENT (17.7%)
   Goldman Sachs  &  Co. 6.05%,  07/02/95,   (Agreement   dated
     06/30/95, to be repurchased at $11,936,015  collateralized by $8,310,000,  U.S. Treasury Bonds 10.625%, due 08/15/15.
     The total market value and accrued interest of the
     collateral is $12,512,455)
     (cost $11,930,000) .......................................       11,930   11,930,000
                                                                              -----------

           See accompanying notes to financial statements

                               PCS CASH FUND, INC.

                  GOVERNMENT OBLIGATIONS MONEY MARKET PORTFOLIO
                       STATEMENT OF NET ASSETS (CONTINUED)

                                  JUNE 30, 1995

                                                                                 VALUE
                                                                              ------------
TOTAL INVESTMENTS (COST $67,513,607*) ...............    100.0%               $67,513,607
OTHER ASSETS ........................................      0.3%                   202,430
LIABILITIES .........................................     (0.3%)                 (211,479)
                                                         =====                ===========
NET ASSETS (BASED ON 67,492,623 SHARES, HAVING A PAR
     VALUE OF $.001 PER SHARE) ......................    100.0%               $67,504,558
                                                         =====                ===========
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER
     SHARE ($67,504,558 / 67,492,623 SHARES .........                               $1.00
                                                                                    =====

---------------

 * Also cost for Federal income tax purposes.

** Variable Rate  Obligations  -- the interest rate shown is the rate as of June
   30, 1995 and the maturity date is the shorter of the next interest readjustment date or the date the principal amount can be recovered through demand.

                 See accompanying notes to financial statements.

                               PCS CASH FUND, INC.

                            STATEMENTS OF OPERATIONS
                        FOR THE YEAR ENDED JUNE 30, 1995

                                                                                                    GOVERNMENT OBLIGATIONS
                                                                                       MONEY MARKET     MONEY MARKET
                                                                                         PORTFOLIO       PORTFOLIO
                                                                                      -------------- ----------------
INVESTMENT INCOME
   Interest .........................................................................   $ 8,439,619    $ 11,276,200
                                                                                        -----------    ------------
EXPENSES
   Distribution fees (Note 2) .......................................................       776,511       1,013,063
   Investment advisory fees (Note 2) ................................................       698,859         897,867
   Administration fees (Note 2) .....................................................       155,302         191,527
   Transfer agent fees (Note 2) .....................................................        41,708          11,331
   Custodian fees (Note 2) ..........................................................        36,275          45,350
   Registration fees ................................................................        34,094          29,291
   Directors' fees ..................................................................        27,250          27,250
   Insurance expense ................................................................        20,262          13,509
   Audit fees .......................................................................        19,500          19,500
   Legal fees .......................................................................        13,250          13,250
   Printing fees ....................................................................        10,000          10,000
   Miscellaneous expense ............................................................         6,750           4,750
                                                                                        -----------    ------------
                                                                                          1,839,761       2,276,688
LESS FEES VOLUNTARILY WAIVED (NOTE 2) ...............................................      (317,800)       (351,869)
                                                                                        -----------    ------------
   Total Expenses ...................................................................     1,521,961       1,924,819
                                                                                        -----------    ------------
NET INVESTMENT INCOME ...............................................................     6,917,658       9,351,381
NET REALIZED GAIN (LOSS) ON INVESTMENTS .............................................       (11,667)         11,936
                                                                                        -----------    ------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ................................   $ 6,905,991    $  9,363,317
                                                                                        ===========    ============

                 See accompanying notes to financial statements

                               PCS CASH FUND, INC.

                             MONEY MARKET PORTFOLIO
                       STATEMENTS OF CHANGES IN NET ASSETS

                                                                                       FOR THE YEAR     FOR THE YEAR
                                                                                          ENDED             ENDED
                                                                                      JUNE 30, 1995     JUNE 30, 1994
                                                                                     ---------------   ---------------
INCREASE (DECREASE) IN NET ASSETS:
   Operations:
      Net investment income ........................................................   $   6,917,658    $   4,332,323
      Net realized gain (loss) on investments ......................................         (11,667)           7,945
                                                                                       -------------    -------------
      Net increase in net assets resulting from operations .........................       6,905,991        4,340,268
                                                                                       -------------    -------------
   Dividends to shareholders from:
      Net investment income ($.0446 and $.0246 per share, respectively) ............      (6,917,658)      (4,332,323)
      Net realized gains ($.0001 and $.0000 per share, respectively) ...............          (7,700)            --
                                                                                       -------------    -------------
   Total dividends to shareholders .................................................      (6,925,358)      (4,332,323)
                                                                                       -------------    -------------
   Increase (decrease) in net assets derived
     from capital share transactions (Note 3) ......................................      (5,064,947)      20,280,942
                                                                                       -------------    -------------
   Total increase (decrease) in net assets .........................................      (5,084,314)      20,288,887
NET ASSETS:
   Beginning of year ...............................................................     176,598,881      156,309,994
                                                                                       -------------    -------------
   End of year .....................................................................   $ 171,514,567    $ 176,598,881
                                                                                       =============    =============

                 See accompanying notes to financial statements

                               PCS CASH FUND, INC.

                  GOVERNMENT OBLIGATIONS MONEY MARKET PORTFOLIO
                       STATEMENTS OF CHANGES IN NET ASSETS

                                                                                                 FOR THE YEAR     FOR THE YEAR
                                                                                                    ENDED            ENDED
                                                                                                JUNE 30, 1995    JUNE 30, 1994
                                                                                               ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
   Operations:
      Net investment income .................................................................   $   9,351,381    $   2,341,763
      Net realized gain on investments ......................................................          11,936          112,478
                                                                                                -------------    -------------
      Net increase in net assets resulting from operations ..................................       9,363,317        2,454,241
                                                                                                -------------    -------------
   Dividends to shareholders from:
      Net investment income ($.0448 and $.0243 per share, respectively)                            (9,351,381)      (2,341,763)
      Net realized gains ($.0000 and $.0011 per share, respectively) ........................            (572)        (108,656)
                                                                                                -------------    -------------
   Total dividends to shareholders ..........................................................      (9,351,953)      (2,450,419)
                                                                                                -------------    -------------
   Increase (decrease) in net assets derived
     from capital share transactions (Note 3) ...............................................     (35,057,979)         811,251
                                                                                                -------------    -------------
   Total increase (decrease) in net assets ..................................................     (35,046,615)         815,073

NET ASSETS:
   Beginning of year ........................................................................     102,551,173      101,736,100
                                                                                                -------------    -------------
   End of year ..............................................................................   $  67,504,558    $ 102,551,173
                                                                                                =============    =============

                 See accompanying notes to financial statements

                               PCS CASH FUND, INC.

                              FINANCIAL HIGHLIGHTS
                  (FOR A SHARE OUTSTANDING THROUGH EACH PERIOD)

MONEY MARKET PORTFOLIO

                                           FOR THE YEAR  FOR THE YEAR     FOR THE YEAR     FOR THE YEAR     FOR THE YEAR
                                               ENDED        ENDED            ENDED            ENDED             ENDED
                                           JUNE 30, 1995 JUNE 30, 1994    JUNE 30, 1993    JUNE 30, 1992    JUNE 30, 1991
                                           ------------- -------------    -------------    -------------    -------------
NET ASSET VALUE, BEGINNING OF PERIOD .....  $     1.00    $     1.00       $     1.00       $     1.00       $     1.00
                                            ----------    ----------       ----------       ----------       ----------
Income from investment operations:
   Net investment income .................      0.0446        0.0246           0.0243           0.0402           0.0652
   Net realized gains on investments .....      0.0001         --              0.0001            --               --
Less dividends to shareholders from:
   Net investment income .................     (0.0446)      (0.0246)         (0.0243)         (0.0402)         (0.0652)
   Net realized gains ....................     (0.0001)        --             (0.0001)           --               --
                                            ----------    ----------       ----------       ----------       ----------
NET ASSET VALUE, END OF PERIOD ...........  $     1.00    $     1.00       $     1.00       $     1.00       $     1.00
                                            ==========    ==========       ==========       ==========       ==========
Total return .............................        4.55%         2.49%            2.47%            4.11%            6.72%
Ratios of expenses to average net assets .        0.98%(b)      0.98%(b)         0.98%(b)         0.98%(b)         0.98%(b)
Ratios of net investment income to average
   net assets ............................        4.45%(b)      2.45%(b)         2.44%(b)         3.97%(b)         6.40%(b)
Net assets at end of period (000) ........  $  171,515    $  176,599       $  156,310       $  190,034       $  140,594



GOVERNMENT OBLIGATIONS MONEY MARKET PORTFOLIO

                                                                                                      FOR THE PERIOD
                                                                                                       MARCH 12,1992
                                                     FOR THE YEAR     FOR THE YEAR     FOR THE YEAR    (COMMENCEMENT
                                                         ENDED            ENDED           ENDED        OF OPERATIONS)
                                                     JUNE 30, 1995    JUNE 30, 1994    JUNE 30,1993   TO JUNE 30, 1992
                                                     -------------    -------------    ------------   -----------------
NET ASSET VALUE, BEGINNING OF PERIOD ...............  $     1.00       $     1.00       $     1.00       $     1.00
                                                      ----------       ----------       ----------       ----------
Income from investment operations:
   Net investment income ...........................     0.0448           0.0243           0.0246           0.0094
   Net realized gains on investments ...............      --              0.0011           0.0002           --
Less dividends to shareholders from:
   Net investment income ...........................    (0.0448)         (0.0243)         (0.0246)         (0.0094)
   Net realized gains ..............................      --             (0.0011)         (0.0002)          --
                                                      ---------       ----------       ----------       ----------
Net asset value, end of period .....................  $    1.00       $     1.00       $     1.00       $     1.00
                                                      =========       ==========       ==========       ==========
Total return .......................................       4.58%            2.45%            2.51%            0.94%(c)
Ratio of expenses to average net assets ............       0.95%(b)         0.95%(b)         0.95%(b)         0.95%(a)(b)
Ratio of net investment income to average net assets       4.61%(b)         2.40%(b)         2.50%(b)         3.07%(a)(b)
Net assets at end of period (000) ..................  $  67,505       $  102,551       $  101,736       $  269,627

---------------

(a) Annualized.

(b) Without the voluntary waiver of advisory and distribution fees, the ratios of expenses to average net assets would have been 1.18%, 1.19%, 1.20%, 1.27% and 1.27% annualized, for the Money Market Portfolio and 1.12%, 1.22%, 1.19% and 1.29% annualized for the Government Obligations Money Market Portfolio. The ratios of net investment income to average net assets would have been 4.25%, 2.24%, 2.22%, 3.68% and 6.11% annualized, for the Money Market Portfolio and 4.44%, 2.13%, 2.26% and 2.73% annualized for the Government Obligations Money Market Portfolio.

(c) Not annualized. Total return, if on annualized basis, would have been 3.16% for the Government Obligations Money Market Portfolio.

                 See accompanying notes to financial statements.

                               PCS CASH FUND, INC.

                          NOTES TO FINANCIAL STATEMENTS
                                  JUNE 30, 1995

NOTE 1-- SUMMARY OF  SIGNIFICANT  ACCOUNTING  POLICIES

     PCS Cash Fund, Inc. (the "Fund"), an open-end, diversified management investment company, was incorporated in Maryland on January 5, 1989, and is registered with the Securities and Exchange Commission under the Investment Company Act of 1940.

     The Fund is authorized to issue 10 billion shares, $.001 par value per share, of which 1 billion are classified in each of the following three portfolios: PCS Money Market Portfolio, PCS Tax-Free Money Market Portfolio, and PCS Government Obligations Money Market Portfolio. There are currently no shares outstanding in the Tax-Free Money Market Portfolio.

          A) SECURITY VALUATION--Portfolio securities are valued under the amortized cost method, which approximates current market value. Under this method, securities are valued at cost when purchased and, thereafter, a constant proportionate amortization of any discount or premium is recorded until maturity of the security. Regular review and monitoring of the valuation is performed in an attempt to avoid dilution or other unfair results to shareholders. The Fund seeks to maintain net asset value per share at $1.00. INVESTMENT IN SHARES OF THE FUND IS NEITHER INSURED NOR GUARANTEED BY THE U.S. GOVERNMENT. THERE IS NO ASSURANCE THAT THE FUND WILL MAINTAIN A STABLE NET ASSET VALUE OF $1.00 PER SHARE.

          B) SECURITY TRANSACTIONS AND INVESTMENT INCOME--Security transactions are accounted for on the trade date. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes. Interest income is recorded on the accrual basis.

          C) DIVIDENDS TO SHAREHOLDERS--Dividends from net investment income are declared daily and paid monthly. Any net realized capital gains will be distributed at least annually.

          D) FEDERAL INCOME TAXES--The Fund intends to continue to qualify for the tax treatment applicable to regulated investment companies under the Internal Revenue Code and make the requisite distributions to its shareholders which will be sufficient to relieve it from Federal income and Federal excise taxes. Therefore, no provision has been recorded for Federal income or Federal excise taxes.

          E)  REPURCHASE   AGREEMENTS--The   Fund  may  purchase   money  market
     instruments from financial institutions, such as banks and non-bank dealers, subject to the seller's agreement to repurchase them at an agreed upon date and price (repurchase agreements). Collateral for repurchase agreements may have longer maturities than the maximum permissible remaining maturity of portfolio investments. The seller will be required on a daily basis to maintain the value of the securities subject to the agreement at not less than the repurchase price, marked-to-market daily. The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system or with the Fund's custodian or a third party sub-custodian.

                               PCS CASH FUND, INC.

                               JUNE 30, 1995 NOTE

2--TRANSACTIONS WITH  AFFILIATES  AND OTHERS

     The Fund has entered into an investment advisory agreement with Morgan Stanley Asset Management Inc. (the "Advisor"), a wholly owned subsidiary of Morgan Stanley Group Inc. The Fund has also entered into an Administration and Accounting Services Agreement with PFPC Inc., a wholly owned subsidiary of PNC Bank Corp., and a distribution agreement with Morgan Stanley & Co. Inc. PNC Bank Corp. serves as custodian for each of the Fund's portfolios. PFPC Inc. also serves as the Fund's transfer agent.

     For the advisory services provided and expenses assumed by it, the Advisor is entitled to receive from each Portfolio a fee, computed daily and payable monthly, at an annual rate of .45% of the first $250 million of the Portfolio's daily net assets, .40% of the next $250 million of the Portfolio's daily net assets and .35% of the Portfolio's daily net assets in excess of $500 million. The Advisor may, at its discretion from time to time, waive voluntarily all or any portion of its advisory fee or reimburse the Portfolio for a portion of the expenses of its operations. For the year ended June 30, 1995, advisory fees, (net of voluntary fee waivers), for the Money Market Portfolio were $611,754 and $897,867 for the Government Obligations Money Market Portfolio.

     As required by various state regulations in which the Fund is registered to sell shares, the Advisor will reimburse each Portfolio if and to the extent that the aggregate operating expenses of the Portfolio exceed applicable state limits for the fiscal year. Currently, the most restrictive of such applicable limits is 2.5% of the first $30 million of average annual net assets, 2.0% of the next $70 million of average annual net assets, and 1.5% of the remaining average annual net assets. Certain expenses such as brokerage commissions, taxes, interest, and extraordinary items are excluded from this limitation. No such reimbursements were required for the year ended June 30, 1995.

     For administration services provided, PFPC Inc. is entitled to receive from each Portfolio a fee, computed daily and payable monthly, at an annual rate of
 .10% of the first $200 million daily net assets, .075% of the next $200 million of daily net assets, .05% of the next $200 million of daily net assets and .03% of the daily assets in excess of $600 million.

     The Fund has adopted a Plan of Distribution and pursuant thereto has entered into an agreement under which the distributor, Morgan Stanley & Co. Inc., (the "Distributor") is entitled to receive from each Portfolio compensation of its distribution costs at an annual rate of up to .50% of daily net assets. The Distributor may at its discretion from time to time, waive voluntarily all or any portion of its distribution fee. For the year ended June 30, 1995, distribution fees, net of voluntary fee waivers, were $545,816 for the Money Market Portfolio and $661,194 for the Government Obligations Money Market Portfolio.

                               PCS CASH FUND, INC.
                   NOTES TO FINANCIAL STATEMENTS--(CONTINUED)
                                 JUNE 30, 1995

NOTE 3 -- CAPITAL STOCK

      Transactions in capital stock for each Portfolio were as follows:

                             MONEY MARKET PORTFOLIO

                                                         For the Year                       For the Year
                                                             Ended                              Ended
                                                         June 30, 1995                      June 30, 1994
                                             ----------------------------------- -----------------------------------
                                                    Shares             Value           Shares            Value
                                                    ------             -----           ------            -----
Shares sold ................................    1,261,410,987   $ 1,261,410,987     1,735,883,817   $ 1,735,883,817
Shares issued in reinvestment of dividends .        6,579,514         6,579,514         4,016,368         4,016,368
Shares redeemed ............................   (1,273,055,448)   (1,273,055,448)   (1,719,619,243)   (1,719,619,243)
                                              ---------------   ---------------   ---------------   ---------------
Net increase (decrease) ....................    (5,064,947)     $    (5,064,947)       20,280,942   $    20,280,942
                                              ===============   ===============   ===============   ===============

                  GOVERNMENT OBLIGATIONS MONEY MARKET PORTFOLIO

                                                         For the Year                       For the Year
                                                             Ended                              Ended
                                                         June 30, 1995                      June 30, 1994
                                              ----------------------------------  ----------------------------------
                                                   Shares             Value           Shares            Value
                                                   ------             -----           ------            -----
Shares sold ................................    2,017,389,099   $ 2,017,389,099     1,209,126,057   $ 1,209,126,057
Shares issued in reinvestment of dividends .        9,053,037         9,053,037         2,244,969         2,244,969
Shares redeemed ............................   (2,061,500,115)   (2,061,500,115)   (1,210,559,775)   (1,210,559,775)
                                              ---------------   ---------------   ---------------   ---------------
Net increase (decrease) ....................      (35,057,979)  $   (35,057,979)         811,251    $       811,251
                                              ===============   ===============   ===============   ===============


NOTE 4 -- NET ASSETS

     At June 30, 1995, net assets consisted of the following:

                                                                      Money Market        Government Obligations
                                                                        Portfolio         Money Market Portfolio
                                                                   ------------------    ------------------------
Capital Paid-in............................................           $171,526,234              $67,492,622
Accumulated Net Realized Gain (Loss) on Investments........                (11,667)                  11,936
                                                                      ------------              -----------
                                                                      $171,514,567              $67,504,558
                                                                      ============              ===========

                        REPORT OF INDEPENDENT ACCOUNTANTS

To the Shareholders and Board of Directors of The PCS Cash Fund, Inc.:

We have audited the accompanying statements of net assets of the PCS Cash Fund, Inc. (Money Market and Government Obligations Money Market Portfolios), as of June 30, 1995 and the related statements of operations for the year then ended, the statements of changes in net assets for each of the periods in the two years then ended, and the financial highlights for each of the periods presented. These financial statements and financial highlights are the responsiblity of the Fund's management. Our responsiblity is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of investments held by the custodian as of June 30, 1995. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the PCS Cash Fund, Inc. (Money Market and Government Obligations Money Market Portfolios) as of June 30, 1995 and the results of their operations for the year then ended, the changes in their net assets for each of the periods in the two years then ended and the financial highlights for each of the periods presented, in conformity with generally accepted accounting principles.

Coopers & Lybrand L.L.P.

2400 Eleven Penn Center
Philadelphia, Pennsylvania
July 28, 1995

APPENDIX

Investments in portfolio securities may be precluded unless a particular instrument is an "Eligible Security" as defined in Rule 2a-7 under the 1940 Act. (See "Valuation of Shares.") Rule 2a-7 defines "Eligible Security" as follows:

(i) a security with a remaining maturity of 397 days or less that is rated (or that has been issued by an issuer that is rated with respect to a class of Short-term debt obligations, or any security within that class, that is comparable in priority and security with the security) by the Requisite
NRSROs (1) in one of the two highest rating categories for Short-term debt obligations (within which there may be sub-categories or gradations indicating relative standing); or

(ii)  a security:

(A) that at the time of issuance was a Long-term security but that has a remaining maturity of 397 calendar days or less, and

(B) whose issuer has received from the Requisite NRSROs a rating, with respect to a class of Short-term debt obligations (or any security within that class) that is now comparable in priority and security with the security, in one of the two highest rating categories for Short-term debt obligations (within which there may be sub-categories or gradations indicating relative standing); or

(iii) an Unrated Security that is of comparable quality to a security meeting the requirements of paragraphs (i) or (ii) above, as determined by the money market fund's board of directors; provided, however, that:

(A) the board of directors may base its determination that a Standby Commitment is an Eligible Security upon a finding that the issuer of the commitment presents a minimal risk of default; and

(B) a security that at the time of issuance was a Long-term security but that has a remaining maturity of 397 calendar days or less and that is an Unrated Security (2) is not an Eligible Security if the security has a Long-term rating from any NRSRO that is not within the NRSRO's two highest categories (within which there may be sub-categories or gradations indicating relative standing).

_______________
(1) "Requisite NRSRO" shall mean (a) any two nationally recognized statistical rating organizations that have issued a rating with respect to a security or class of debt obligations of an issuer, or (b) if only one NRSRO has issued a rating with respect to such security or issuer at security, that NRSRO. At present the NRSROs are: Standard & Poor's Corp., Moody's Investors Service, Inc., Duff and Phelps, Inc., Fitch Investors Services, Inc. and, with respect to certain types of securities, IBCA Limited and its affiliates, IBCA Inc. Subcategories or gradations in ratings (such as a "+" or "-") do not count as rating categories.

(2) An "Unrated Security" is a security (i) issued by an issuer that does not have a current short-term rating from any NRSRO, either as to the particular security or as to any other short-term obligations of comparable priority and security; (ii) that was a long-term security at the time of issuance and whose issuer has not received from any NRSRO a rating with respect to a class of short-term debt obligations now comparable in priority and security; or (iii) a security that is rated but which is the subject of an external credit support agreement not in effect when the security was assigned its rating, provided that a security is not an unrated security if any short-term debt obligation issued by the issuer and comparable in priority and security is rated by any NRSRO.

DESCRIPTION OF BOND RATINGS

The following summarizes the highest two ratings used by Standard & Poor's Corporation for bonds:

AAA-Debt rated AAA has the highest rating assigned by Standard & Poor's. Capacity to pay interest and repay principal is extremely strong.

AA-Debt rated AA has a very strong capacity to pay interest and repay principal and differs from AAA issues only in small degree. The "AA" rating may be modified by the addition of a plus or minus sign to show relative standing within the AA rating category.

The following summarizes the highest two ratings used by Moody's Investors Service, Inc. for bonds:


Aaa-Bonds that are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.


Aa-Bonds that are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities. Moody's applies numerical modifiers (1, 2 and 3) with respect to bonds rated Aa. The modifier 1 indicates that the bond being rated ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the bond ranks in the lower end of its generic rating category.

The rating SP-1 is the highest rating assigned by Standard & Poor's to municipal notes and indicates very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics are given a plus designation.

The following summarizes the two highest ratings used by Moody's for short-term notes and variable rate demand obligations:

MIG-1/VMIG-1. Obligations bearing these designations are of the best quality, enjoying strong protection by established cash flows, superior liquidity support or demonstrated broad-based access to the market for refinancing.

MIG-2/VMIG-2. Obligations bearing these designations are of high quality with margins of protection ample although not as large as in the preceding group.


DESCRIPTION OF COMMERCIAL PAPER RATINGS


Commercial paper rated A-1 by Standard & Poor's indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess overwhelming safety characteristics are denoted in A-1+. Capacity for timely payment on commercial paper rated A-2 is satisfactory, but the relative degree of safety is not as high as for issues designated A-1.

The rating Prime-1 is the highest commercial paper rating assigned by Moody's. Issuers rated Prime-1 (or related supporting institutions) are considered to have a superior capacity for repayment of short-term promissory obligations. Issuers rated Prime-2 (or related supporting institutions) are considered to have strong capacity for repayment of short-term promissory obligations. This will normally be evidenced by many of the characteristics of issuers rated Prime-1 but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

                                   PART C
                            PCS CASH FUND, INC.
                             OTHER INFORMATION

Item 24.  Financial Statements and Exhibits

  List all financial statements and exhibits filed as part of the Registration Statement.

  a)  Financial Statements:
  (1)  Included in Parts A and B of the Registration Statement:


  - Statements of Net Assets for the PCS Money Market Portfolio and the PCS Government Obligations Money Market Portfolio as of June 30, 1995.

  - Statements of Operations for the PCS Money Market Portfolio and for the PCS Government Obligations Money Market Portfolio for the fiscal year ended June 30, 1995.

  - Statements of Changes in Net Assets for the PCS Money Market Portfolio and the PCS Government Obligations Money Market Portfolio for the fiscal years ended June 30, 1995 and June 30, 1994.

  - Financial Highlights for the PCS Money Market Portfolio for the fiscal years ended June 30, 1995, June 30, 1994, June 30, 1993, June 30, 1992
     and June 30, 1991 and for the period from August 4, 1989 (commencement of operations) to June 30, 1990; Financial Highlights for the PCS Government Obligations Money Market Portfolio for the fiscal years ended June 30, 1995, June 30, 1994 and June 30, 1993 and for the period March 12, 1992 (commencement of operations) to June 30, 1992.


  -  Notes to the Financial Statements.

  -  Report of Independent Accountants

  (2) All required financial statements relating to registrant are included in Parts A and B hereof. All other financial statements and schedules are inapplicable.

b)  Exhibits


  (1)  (1)  (a)  Articles of Incorporation of Registrant.

      (1)  (b)  Articles of Amendment to Articles of Incorporation of
                Registrant.

  (1) (2)  By-Laws of Registrant.

  (3)           None.

  (2) (4)  (a)  PCS Money Market Portfolio Specimen Security.

           (b)  PCS Tax-Free Money Market Portfolio Specimen Security.

           (c)  PCS Government Obligations Money Market
                Portfolio Specimen Security.

 (1)  (5)  (a)  Investment Advisory Agreement (PCS Money Market Portfolio)
                between Registrant and Morgan Stanley Asset Management Inc.

           (b) Investment Advisory Agreement (PCS Tax-Free Money Market Portfolio) between Registrant and Morgan Stanley Asset Management Inc.

           (c) Investment Advisory Agreement (PCS Government Obligations Money Market Portfolio) between Registrant and Morgan Stanley Asset Management Inc.

 (1)  (6)  (a)  Distribution Agreement (PCS Money Market Portfolio) dated July
                3, 1989 between Registrant and Morgan Stanley & Co.
                Incorporated.

           (b) Distribution Agreement (PCS Tax-Free Money Market Portfolio) dated July 3, 1989 between Registrant and Morgan Stanley & Co. Incorporated.

           (c) Distribution Agreement (PCS Government Obligations Money Market Portfolio) dated July 3, 1989 between Registrant and Morgan Stanley & Co. Incorporated.

 (1)       (d)  Form of Dealer Agreement.

      (7)  None.

 (1) (8) Custodian Agreement dated July 3, 1989 between Registrant and PNC Bank.

 (1)  (9)  (a)  Transfer Agency Agreement.

           (b)  Administration Agreement.
 (1)  (10)  Opinion of Counsel.
 (1)  (11)  Consent of Independent Accountants.
      (12)  None.
 (1)  (13)  Form of Purchase Agreement.
      (14)  None.

 (1)  (15)  (a)  Plan of Distribution (PCS Money Market Portfolio).

            (b)  Plan of Distribution (PCS Tax-Free Money Market Portfolio).

            (c) Plan of Distribution (PCS Government Obligations Money Market Portfolio).

 (1)  (16)  Schedule of Computation of Performance Quotations.

 (1)  (24)  Powers of Attorney.

 (1)  (27)  Financial Data Schedules.



Item 25.  Persons Controlled by or under Common Control with Registrant.

Furnish a list or diagram of all persons directly or indirectly controlled by or under common control with the Registrant and as to each such person indicate (1) if a company, the state or other sovereign power under the laws of which it is organized, and (2) the percentage of voting securities owned or other basis of control by the person, if any, immediately controlling it.

None.

Item 26.  Number of Holders of Securities.

State in substantially the tabular form indicated, as of a specified date within 90 days prior to the date of filing, the number of record holders of each class of securities of the Registrant.


The following information is given as of September 30, 1995:




_________________


 (1)  Filed herewith.

 (2) Incorporated herein by Reference to Pre-Effective Amendment No. 2 to Registrant's Registration Statement on Form N-1A (No. 33-26417) filed with the SEC on July 5, 1989.

                                             Number of
     Title of Class                        Record Holders


PCS Money Market Portfolio                      3164

PCS Government Obligations
Money Market Portfolio                           305

PCS Tax-Free Money Market
Portfolio                                          0


Item 27.  Indemnification

State the general effect of any contract, arrangements or statute under which any director, officer, underwriter or affiliated person of the Registrant is insured or indemnified in any manner against any liability which may be incurred in such capacity, other than insurance provided by any director, officer, affiliated person or underwriter for their own protection.

Sections 1, 2, 3, and 4 of Article VIII of Registrant's Articles of Incorporation, as amended, incorporated herein by reference as Exhibits 1(a) and 1(b), provides as follows;

Section 1. To the fullest extent that limitations on the liability of directors and officers are permitted by the Maryland General Corporation Law, no director or officer of the Corporation shall have any liability to the Corporation or its shareholders for damages. This limitation on liability applies to events occurring at the time a person serves as a director or officer of the Corporation whether or not such person is a director or officer at the time of any proceeding in which liability is asserted.

Section 2. The Corporation shall indemnify and advance expenses to its currently acting and its former directors to the fullest extent that indemnification of directors is permitted by the Maryland General Corporation Law. The Corporation shall indemnify and advance expenses to its officers to the same extent as its directors and to such further extent as is consistent with law. The Board of Directors may by By-Law, resolution or agreement make further provision for indemnification of directors, officers, employees and agents to the fullest extent permitted by the Maryland General Corporation Law.

Section 3. No provision of this Article shall be effective to protect or purport to protect any director or officer of the Corporation against any liability to the Corporation or its security holders to which he would otherwise by subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office.

Section 4. References to the Maryland General Corporation Law in this Article are to the law as from time to time amended. No further amendment to the Articles of Incorporation of the Corporation shall decrease, but may expand, any right of any person under this Article based on any event, omission or proceeding prior to such amendment.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to Directors, officers and controlling persons of the registrant, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 28.  Business and Other Connections of Investment Adviser.


Reference is made to the caption "Management of the Fund--Investment
Adviser" in the Prospectus constituting Part A of this Registration Statement and "Management of the Fund" in Part B of this Registration Statement.


Listed below are the officers and Directors of Morgan Stanley Asset Management Inc. ("MSAM"). The information as to any other business, profession, vocation, or employment of substantial nature engaged in by the Chairman, President and Directors during the past two fiscal years, is incorporated by reference to Schedules A and D of Form ADV filed by MSAM pursuant to the Advisers Act (SEC File No. 801-15757).


Barton M. Biggs, Chairman and Director
Peter A. Nadosy, President, Director and Managing Director
James M. Allwin, Chief Operating Officer and Managing Director
F. Dominic Caldecott, Managing Director (MSAM) - UK
A. Macdonald Caputo, Managing Director
Ean Wah Chin, Managing Director (MSAM) and Vice President - Singapore Garry B. Crowder, Managing Director and Vice President
Michael A. Crowe, Managing Director and Vice President
Madhav Dhar, Vice President and Managing Director
Kurt A. Feuerman, Managing Director
Gordon S. Gray, Vice President, Managing Director and Director
Gary D. Latainer, Managing Director
Dennis G. Sherva, Vice President, Managing Director and Director
Richard G. Woolworth, Jr., Vice President and Managing Director
Richard B. Fisher, Director
Donald H. McAllister, Director
Robert E. Angevine, Vice President and Principal
Gerald P. Barth, Vice President and Principal
Josephine M. Glass, Vice President
Richard S. Brody, Vice President
Terence P. Carmichael, Vice President and Principal
Mary T. Coughlin, Vice President
Eileen F. Cresham, Vice President and Principal
Pierre J. deVegh, Vice President
Abigail J. Feder, Vice President
Robert P. Follert, Vice President
George W. Gardner, Vice President
Geoffrey C. Getman, Vice President

James W. Grisham, Vice President and Principal
Perry E. Hall, II, Vice President and Principal
Bruce S. Ives, Vice President and Principal
Margaret A. Kinsley, Vice President and Principal
John D. Knox, Vice President
Christopher A. H. Lewis, Vice President
Marianne J. Lippmann, Vice President and Principal
Gary J. Mangino, Vice President and Principal
Winslow M. Marston, Vice President
Walter Maynard, Jr., Vice President and Principal
Amr M. Nosseir, Vice President
Warren J. Olsen, Vice President and Principal
Anthony J. Pesce, Vice President
Christopher G. Petrow, Vice President and Principal
Robin H. Prince, Vice President
Gail H. Reeke, Vice President and Principal
Thomas A. Rorro, Vice President
Bruce R. Sandberg, Vice President and Principal
Vinod R. Sethi, Vice President and Principal
Steven C. Sexauer, Vice President and Principal
Kim I. Spellman, Vice President
Joseph P. Stadler, Vice President
Kenneth E. Tanaka, Vice President
Susan I. Tuomi, Vice President
Philip W. Warner, Vice President and Principal
Philip W. Winters, Vice President and Principal
Alford E. Zick, Jr., Vice President and Principal
Marshall T. Bassett, Vice President
Jeffrey G. Boudy, Vice President
L. Kenneth Brooks, Vice President
Andrew C. Brown, Vice President (MSAM) - UK
Frances Campion, Vice President (MSAM) - UK
Carl Kuo-Wei Chien, Vice President (MSAM) - Hong Kong
Lori A. Cohane, Vice President
James Colmenares, Vice President
Kate Cornish-Bowden, Vice President (MSAM) - UK
Bertrand Le PanDe Ligny, Vice President (MSAM) - UK
Christine H. du Bois, Vice President
Raye L. Dube, Vice President
Maureen A. Grover, Vice President
Kenneth R. Holley, Vice President
Nan B. Levy, Vice President
Valerie Y. Lewis, Vice President
Gordon W. Loery, Vice President
Yvonne Longley, Vice President (MSAM) - UK
Jeffrey Margolis, Vice President
Paula J. Morgan, Vice President (MSAM) - UK
Clare K. Mutone, Vice President
Martin O. Pearce, Vice President (MSAM) - UK
Alexander A. Pena, Vice President
David J. Polansky, Vice President

Denise Saber, Vice President (MSAM) - UK
Michael James Smith, Vice President (MSAM) - UK
Christian K. Stadlinger, Vice President
Catherine Steinhardt, Vice President
Kunihiko Sugio, Vice President (MSAM) - Tokyo
Joseph Y.S. Tern, Vice President (MSAM) - Singapore
Ann D. Thivierge, Vice President
Richard Boon Hwee Toh, Vice President (MSAM) - Singapore
K.N. Vaidyanathan, Vice President (MSAM) - Bombay
Kevin V. Wasp, Vice President
Warren Ackerman, III, Principal
John R. Alkire, Principal (MSAM) - Tokyo
Francine J. Bovich, Principal
Stuart J.M. Breslow, Principal
Arthur Certosimo, Principal
James K.K. Cheng, Principal (MSAM) - Singapore
Stephen C. Cordy, Principal
Jacqueline A. Day, Principal (MSAM) - UK
Paul B. Ghaffari, Principal
Marianne Laing Hay, Principal (MSAM) - UK
Kathryn Jonas Kasanoff, Principal
Debra A.F. Kushma, Principal
M. Paul Martin, Principal
Robert L. Meyer, Principal
Margaret P. Naylor, Principal (MSAM) - UK
Russell C. Platt, Principal
Christine T. Reilly, Principal
Robert A. Sargent, Principal (MSAM) - UK
Harold J. Schaaff, Jr., Secretary, Principal and General Counsel
Kiat Seng Seah, Principal (MSAM) - Singapore
Robert M. Smith, Principal
Charles B. Hintz, Treasurer
Madeline D. Barkhorn, Assistant Secretary
Charlene R. Herzer, Assistant Secretary



In addition, MSAM acts as investment adviser to the following registered investment companies: American Advantage International Equity Fund; The Brazilian Investment Fund, Inc.; The Enterprise Group of Funds, Inc. - Tax-Exempt Income Portfolio; Fortis Series Fund, Inc. - Global Asset Allocation Series; Fountain Square International Equity Fund; General American Capital Company; The Latin American Discovery Fund, Inc.; certain portfolios of The Legends Fund, Inc.; The Malaysia Fund, Inc.; Morgan Stanley Africa Investment Fund, Inc.; Morgan Stanley Asia-Pacific Fund, Inc.; Morgan Stanley Emerging Markets Debt Fund, Inc.; Morgan Stanley Emerging Markets Fund, Inc.; all funds of the Morgan Stanley Fund, Inc.; Morgan Stanley Global Opportunity Bond Fund, Inc.; The Morgan Stanley High Yield Fund, Inc.; Morgan Stanley India Investment Fund, Inc.; Morgan Stanley Institutional Fund, Inc.; The Pakistan Investment Fund, Inc.; PCS Cash Fund, Inc.; Principal Aggressive Growth Fund, Inc.; Principal Asset Allocation Fund, Inc.; certain portfolios of Sun America Series Trust; SEI Institutional Managed Trust - Balanced Portfolio; The Thai Fund, Inc. and The Turkish Investment Fund, Inc.



Item 29.  Principal Underwriters

Morgan Stanley & Co. Incorporated ("MS&Co.") is distributor for Morgan Stanley Institutional Fund, Inc., Morgan Stanley Fund, Inc., and PCS Cash Fund, Inc. The information required by this Item

29 with respect to each Director and officer of MS&Co. is incorporated by reference to Schedule A of Form BD filed by MS&Co. pursuant to the Securities and Exchange Act of 1934 (SEC File No. 8-15869).


  (c)  None.

Item 30.  Location of Accounts and Records

With respect to each account, book or other document required to be maintained by Section 31(a) of the 1940 Act [15 U.S.C. 80a-30(a)] and the Rule [17 CFR 270.31a-1 to 31a-3] promulgated thereunder, furnish the name and address of each person maintaining physical possession of each such account, book or other document.

  (1) PNC Bank, Broad and Chestnut Street, Philadelphia, PA 19101 (records relating to its functions as custodian).

  (2) Morgan Stanley & Co. Incorporated. 1251 Avenue of the Americas, New York, NY 10020 (records relating to its functions as distributor).

  (3)  Morgan Stanley Asset Management Inc., 1221 Avenue of the
Americas, New York, NY 10020 (records relating to its functions as investment adviser).

  (4)  PFPC, Inc., 400 Bellevue Parkway, Wilmington, Delaware 19809
(records relating to its functions as administrator and transfer and dividend disbursing agent).


  (5) Morgan, Lewis & Bockius LLP, 2000 One Logan Square, Philadelphia, PA 19103 -(Registrant's Articles of Incorporation, By-Laws and Minute Books).


Item 31.  Management Services

Furnish a summary of the substantive provisions of any management-related service contract not discussed in Part A or Part B of this Form (because the contract was not believed to be of interest to a purchaser of securities of the Registrant) under which services are provided to the Registrant, indicating the parties to the contract, the total dollars paid and by whom, for the last three fiscal years.

  None.

Item 32.  Undertakings

     Furnish the following undertakings in substantially the following form in all initial Registration Statements filed under the 1933 Act:

  a)  Not Applicable.
  b)  Not Applicable.
  c)  Not Applicable.

SIGNATURES



Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and State of New York, on October 25, 1995.



                              PCS CASH FUND, INC.
                           By:  /s/ Warren J. Olsen
                               Warren J. Olsen
                           President and Director



Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature                           Title                Date
/s/ Warren J. Olsen              Director,               October 25, 1995
Warren J. Olsen                  President(Principal
                                 Executive Officer)

*/s/ Barton M. Biggs             Director (Chairman)     October 25, 1995
Barton M. Biggs

*/s/ Fergus Reid                 Director                October 25, 1995
Fergus Reid

* /s/ Frederick O. Robertshaw    Director                October 25, 1995
Frederick O. Robertshaw

* /s/ Andrew McNally IV          Director                October 25, 1995
Andrew McNally IV

* /s/ John D. Barrett II         Director                October 25, 1995
John D. Barrett II

* /s/ Gerard E. Jones            Director                October 25, 1995
Gerard E. Jones

* /s/ Samuel T. Reeves           Director                October 25, 1995
Samuel T. Reeves

* /s/ Frederick B. Whittemore    Director                October 25, 1995
Frederick B. Whittemore

* /s/ Stephen M. Wynne           Treasurer (Principal    October 25, 1995
Stephen M. Wynne                 Accounting Officer)

*By /s/ Warren J. Olsen
   Warren J. Olsen
     Attorney-In-Fact

                                  EXHIBIT INDEX


EDGAR          Exhibit
Number         Number                  Description

EX-99.B        1 (a)                   Registrant's Articles of Incorporation,
                                       filed herewith.

EX-99.B          (b)                   Registrant's Articles of Amendment to
                                       Articles of Incorporation, filed
                                       herewith.

EX-99.B        2                       Registrant's By-Laws, filed herewith.

               4 (a) PCS Money Market Portfolio Specimen Security is incorporated herein by reference to Exhibit 4(a) of Pre-Effective Amendment No. 2 to
                                       Registrant's Registration Statement on
                                       Form N-1A (No. 33-26417) filed on July
                                       5, 1989.

                (b) PCS Tax-Free Money Market Portfolio Specimen Security is incorporated herein by reference to Exhibit 4(b) of Pre-Effective Amendment No. 2 to Registrant's Registration Statement on Form N-1A (No. 33-26417) filed on July 5, 1989.

                (c) PCS Government Obligations Money Market Portfolio Specimen Security is incorporated herein by reference to
                                       Exhibit 4(c) of Pre-Effective Amendment
                                       No. 2 to Registrant's Registration
                                       Statement on Form N-1A (No. 33-26417)
                                       filed on July 5, 1989.

EX-99.B       5 (a)                    Registrant's Investment Advisory
                                       Agreement (PCS Money Market Portfolio),
                                       filed herewith.

EX-99.B         (b)                    Registrant's Investment Advisory
                                       Agreement (PCS Tax-Free Money Market
                                       Portfolio), filed herewith.

EX-99.B         (c)                    Registrant's Investment Advisory
                                       Agreement (PCS Government Obligations
                                       Money Market Portfolio), filed
                                       herewith.

EX-99.B       6 (a)                    Registrant's Distribution Agreement
                                       (PCS Money Market Portfolio), filed
                                       herewith.

EX-99.B         (b)                    Registrant's Distribution Agreement
                                       (PCS Tax-Free Money Market Portfolio),
                                       filed herewith.

EX-99.B        (c)                     Registrant's Distribution Agreement
                                       (PCS Government Obligations Money
                                       Market Portfolio), filed herewith.

EX-99.B        (d)                     Registrant's Form of Dealer Agreement,
                                       filed herewith.

EX-99.B       8                        Registrant's Custodian Agreement, filed
                                       herewith.

EX-99.B       9 (a)                    Registrant's Transfer Agency Agreement,
                                       filed herewith.

EX-99.B         (b)                    Registrant's Administration Agreement,
                                       filed herewith.

EX-99.B       10                       Opinion of Counsel, filed herewith.

EX-99.B       11                       Consent of Independent Accountants,
                                       filed herewith.

EX-99.B       13                       Registrant's Form of Purchase
                                       Agreement, filed herewith.

EX-99.B       15 (a)                   Registrant's Form of Plan of
                                       Distribution (PCS Money Market
                                       Portfolio), filed herewith.

EX-99.B          (b)                   Registrant's Form of Plan of
                                       Distribution (PCS Tax-Free Money Market
                                       Portfolio), filed herewith.

EX-99.B          (c)                   Registrant's Form of Plan of
                                       Distribution (PCS Government
                                       Obligations Money Market Portfolio),
                                       filed herewith.

EX-99.B       16                       Schedule for Computation of
                                       Performance, filed herewith.

EX-99.B       24                       Powers of Attorney, filed herewith.

EX-99.B       27                       Financial Data Schedules.

                                    2